UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21422
                                                     ---------
                   Lotsoff Capital Management Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (312)368-1442
                                                            -------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2007
                                            ------------------

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                   Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund
                               Active Income Fund


                                  Annual Report


                               September 30, 2007

                   Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund


Dear Shareholders:



We are pleased to present the annual report of the Lotsoff Capital Management Micro Cap Fund (the "Fund") for the fiscal year ended September 30, 2007. Stocks in the Fund are very small as the name indicates. U.S. micro cap stocks generally are considered to be those with a capitalization less than the 2,000 largest U.S. stocks, currently less than about $700 million in size. The Russell Microcap(R) Index (the "Index") is considered the Fund's primary benchmark. This Index is similar in capitalization size to the Fund which gives investors a good basis for comparison for performance purposes.

For the annual period ended September 30, 2007 the Index achieved an annual return of 9.68%. Nevertheless, the micro cap segment underperformed the large cap and small cap segments as represented by the Standard & Poor's 500(R) Index and the Russell 2000(R) Index, respectively. The large cap segment turned in the best performance of the three segments for the period, with the Standard & Poor's 500(R) Index returning 16.44%. The Russell 2000(R) Index returned 12.34%.

While the Fund had good performance on an absolute basis for the fiscal year ended September 30, 2007, it lagged the performance of the Russell Microcap(R) Index. The Fund returned 8.94% for the period, 0.74% less than the Index's return of 9.68%. From the Fund's inception on November 7, 2003 through September 30, 2007, the Fund had an average annual total return of 9.02%, nearly keeping pace with the Russell Microcap(R) Index return of 9.13%. The Fund's Total Annual Operating Expense Ratio was 1.29%. The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633. The Total Annual Operating Expense Ratio is reflective of the information disclosed in the Funds' prospectus dated February 1, 2007 and may differ from the expense ratios disclosed in this report.

The absolute return performance of the Fund for the fiscal year ended September 30, 2007 was led by the Materials, Industrials, Telecom Services, Energy, and Information Technology sectors. These sectors each returned above 20% for the year and represented about 43% of the Fund. Only the Financial and Consumer Discretionary sectors had negative returns, down approximately 14% and 8%, respectively. The returns for these two sectors reflect the difficulty emanating from the housing and subprime credit problems. These two sectors accounted for about 33% of the Fund and, thus, were a substantial drag on overall performance.

The comparison of sector performance relative to the corresponding benchmark sector performance shows that the Fund did well in several areas. Two sectors clearly underperformed. Comparing total returns for the sectors, the sectors that outperformed the most for the Fund were Telecom Services and Materials. However, on a weighted basis the three sectors contributing most positively to the Fund's performance relative to the benchmark were the Industrials, Information Technology, and Energy sectors because of the larger weights in these areas. Unfortunately, the underperforming sectors more than offset the positive relative performance, with most of the offset attributed to the Financial and Consumer Discretionary sectors.

We believe our approach to managing the Fund is a fairly conservative one. We focus on long term prospects for a company in terms of stock selection and on seeking to control risk in terms of the portfolio management. Our stock selection methodology looks for companies that are undervalued based on the projected cash flows of the company over a long period of time combined with various indicators that the company is moving toward improving value. The market environment over the past year was very challenging for the Financial and Consumer Discretionary sectors. This was due in part to the collapse of the debt markets which had a negative impact on asset values, particularly for the housing market. We believe that these problems are being resolved and that better clarity in these areas will be a positive for our investment approach. The Fund is diversified both in terms of the number of stocks held and the sector weights. As of September 30, 2007, the Fund held 539 common stocks, with no position larger than one percent of the Fund. Thus, no company-specific event had a significant effect on performance. In addition, the portfolio sector allocation is very close to the sector allocation represented in the benchmark. In terms of average sector weights, no sector was over or under weighted more than two percent. This means that we did not take significant sector risk relative to the benchmark. Due to its limited focus, the Fund is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks.

In conclusion, our focus in managing the Fund always will be on selecting companies we believe have the attributes that indicate a superior chance of being successful investments and on seeking to control risk to protect investors' capital. We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors.



Sincerely,


/s/Donald W. Reid
Donald W. Reid, Ph. D.

Director of Equity Research

Senior Portfolio Manager

                   Lotsoff Capital Management Investment Trust
                               Active Income Fund


Dear Shareholders:



We are pleased to present the annual report of the Lotsoff Capital Management Active Income Fund (the "Fund") for the fiscal year ended September 30, 2007. The Active Income Fund invests primarily in U.S. fixed income and floating-rate securities, both investment grade and noninvestment grade credit quality. The Fund engages in short-term transactions to take advantage of the spreads in the market between callable and non-callable debt, between low and high quality credit instruments, and between various maturities along the yield curve. The Fund may utilize investment strategies that are considered speculative and involve the risk of loss or significant depreciation. The Fund will also engage in short-term trading which involves additional transaction costs and risks. The Fund invests in securities of any credit rating, including bonds rated below investment grade. Such investments are subject to greater credit risk and have a greater risk of default.

The Fund underperformed its benchmark, the Citigroup 3-Month T-Bill Index (the "Index"), by 3.13% over the past twelve months. The Fund's return for this period was 1.88% while the return for the Index was 5.01%. The Fund's average annual total return since inception (November 8, 2005) as of September 30, 2007 was 3.19% as compared to 4.82% for the Citigroup 3-Month T-Bill Index. The Fund's Total Annual Operating Expense Ratio is 1.00%. The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633. The Total Annual Operating Expense Ratio is reflective of the information disclosed in the Funds' prospectus dated February 1, 2007 and may differ from the expense ratios disclosed in this report.

Several factors contributed to the underperformance of the Fund over the past year. First, the Fund had significant positions in asset-backed and mortgage-backed securities that declined in value over the past several months. Second, the Fund seeks to extract risk premium from an upward-sloping yield curve. During most of the past twelve months, the yield curve has been relatively flat, thereby eliminating a trading strategy of the Fund. Third, the Fund was under-allocated to higher-yielding instruments and strategies that would allow for outperformance during times of market stability.

We have taken action to address the Fund's underperformance and hope that we can improve results in the future. The Fund has added several strategies in an effort to enhance returns in the future. These strategies include, but are not limited to, convertible arbitrage, capital structure arbitrage, pairs trading and currency trading. These strategies have historically offered attractive risk-return profiles.

In conclusion, we are making efforts to improve the performance of the Fund while maintaining our focus on capital preservation. We thank you for your continued support.



Sincerely,







/s/K.C. Nelson

K.C. Nelson

Senior Portfolio Manager

                   Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                          Index Comparison (Unaudited)


     Comparison of a Hypothetical $10,000 Investment in the Lotsoff Capital Management Micro Cap Fund, Russell 2000(R)*, and Russell Microcap(TM) Index*



          Lotsoff Micro    Russell 2000(R)   Russell Microcap(TM)
             Cap Fund          Index                Index

 11/03.......$10,000          $10,000             $10,000
 12/03....... 10,460           10,276              10,675
 03/04....... 11,150           10,919              11,369
 06/04....... 10,820           10,971              11,169
 09/04....... 10,320           10,657              10,521
 12/04....... 11,973           12,159              12,153
 03/05....... 11,082           11,510              11,249
 06/05....... 11,451           12,007              11,606
 09/05....... 12,300           12,570              12,309
 12/05....... 12,430           12,713              12,125
 03/06....... 14,179           14,485              13,838
 06/06....... 13,175           13,757              12,901
 09/06....... 12,851           13,818              12,814
 12/06....... 14,139           15,048              14,130
 03/07....... 14,209           15,341              14,261
 06/07....... 14,988           16,018              14,735
 09/07....... 14,000           15,523              14,055


         Total returns **
         For the periods ended September 30, 2007
                                                                                 Average Annual Since Inception
                                                           One Year                  (11/7/03 to 9/30/07)
---------------------------------------------------------------------------------------------------------------------
         Lotsoff Micro Cap Fund                              8.94%                           9.02%
         Russell 2000(R) Index                              12.34%                          11.95%
         Russell Microcap(R) Index                           9.68%                           9.13%

* The Russell 2000(R) Index is comprised of the smallest 2,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is comprised of the 3,000 largest U.S. companies based on market capitalization. The Russell Microcap(R) Index includes the smallest 1,000 securities in the small-cap Russell 2000(R) Index plus the next 1,000 securities. All Indexes are unmanaged and returns include reinvested dividends.

** The performance quoted here represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Amounts shown do not reflect the deduction of taxes that a shareholder pays on fund distributions or the redemption of fund shares. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

                   Lotsoff Capital Management Investment Trust
                               Active Income Fund
                          Index Comparison (Unaudited)


Comparison of a Hypothetical $10,000 Investment in the Lotsoff Capital Management
           Active Income Fund and the Citigroup 3-Month T-Bill Index*




Lotsoff Active             Citigroup 3-Month
 Income Fund                  T-Bill Index



11/08/05.................$10,000    $10,000
   12/05.................$10,044    $10,062
   03/06.................$10,185    $10,165
   06/06.................$10,306    $10,283
   09/06.................$10,416    $10,410
   12/06.................$10,498    $10,541
   03/07.................$10,643    $10,672
   06/07.................$10,726    $10,803
   09/07.................$10,612    $10,932






         Total returns **
         For the periods ended September 30, 2007
                                                                          Average Annual Since Inception
                                                         One Year                (11/8/05 to 9/30/07)
         ----------------------------------------------------------------------------------------------------------------
         Lotsoff Active Income Fund                        1.88%                         3.19%
         Citigroup 3-Month T-Bill Index                    5.01%                         4.82%



* The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3 month U.S. Treasury Bill. All Indexes are unmanaged and returns include reinvested dividends.

** The performance quoted here represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Amounts shown do not reflect the deduction of taxes that a shareholder pays on fund distributions or the redemption of fund shares. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                               September 30, 2007

         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------
                      COMMON STOCK                                                 98.3%

                      ADVERTISING                                                   0.1%

         24,000       Traffix, Inc.^                                                             $       159,120
         18,400       Valuevision Media, Inc.*                                                           136,344
                                                                                              ------------------
                                                                                                         295,464
                                                                                              ------------------
                      AEROSPACE/DEFENSE                                             1.2%

         15,800       Aerovironment, Inc.*                                                               363,558
         66,720       The Allied Defense Group, Inc.*^                                                   525,086
         12,400       Astronics Corp.*                                                                   540,268
         37,600       Herley Industries, Inc.*                                                           562,496
        434,000       Kratos Defense & Security Solutions, Inc.*                                       1,189,160
         16,100       LMI Aerospace, Inc.*                                                               372,715
                                                                                              ------------------
                                                                                                       3,553,283
                                                                                              ------------------

                      AGRICULTURAL PRODUCTS                                         0.0%
          4,500       Maui Land & Pineapple Co., Inc.*^                                                  136,980


                      AIRLINES                                                      0.4%
         29,431       MAIR Holdings, Inc.*                                                               174,232
         47,400       Mesa Air Group, Inc.*                                                              210,456
         60,400       Pinnacle Airlines Corp.*^                                                          967,608
                                                                                              ------------------
                                                                                                       1,352,296
                                                                                              ------------------
                      APPAREL                                                       2.7%
         23,500       Delta Apparel, Inc.                                                                401,850
        183,600       Hartmarx Corp.*                                                                    899,640
         12,100       Lacrosse Footwear, Inc.                                                            216,106
         28,720       Lakeland Industries, Inc.*                                                         343,491
         72,300       Maidenform Brands, Inc.*                                                         1,148,124
         22,650       Perry Ellis International, Inc.*                                                   627,632
        115,200       Rocky Brands, Inc.*                                                              1,224,576
         17,900       Tandy Leather Factory, Inc.*                                                       127,090
         99,400       True Religion Apparel, Inc.*^                                                    1,749,440
        212,700       Unifi, Inc.*                                                                       584,925
         28,000       Weyco Group, Inc.^                                                                 879,480
                                                                                                       8,202,354
                                                                                              ------------------

                      AUTO PARTS & EQUIPMENT                                        1.6%
         71,200       Accuride Corp.*                                                                    862,232
         22,500       Aftermarket Technology Corp.*^                                                     714,150
         32,100       Miller Industries, Inc.*                                                           549,552
         31,100       Noble International Ltd.                                                           662,119
         43,600       SORL Auto Parts, Inc.*^                                                            338,336
         47,075       Spartan Motors, Inc.^                                                              792,272
         19,700       Strattec Security Corp.*                                                           916,444
                                                                                              ------------------
                                                                                                       4,835,105
                                                                                              ------------------

                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)




         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------

                      BANKS                                                         8.4%
         52,500       Banco Latinoamericano de Exportaciones, S.A. +                             $       954,450
                                                                                              ------------------
          5,340       C&F Financial Corp.^                                                               222,945
        119,700       Center Financial Corp.                                                           1,665,027
         14,600       City Bank^                                                                         419,312
         65,100       Community Bancorp*                                                               1,636,614
         73,100       Dearborn Bancorp, Inc.*                                                            943,721
         79,325       EuroBancshares, Inc.*                                                              610,803
          7,400       First Mariner Bancorp, Inc.*                                                        69,930
         16,186       First Mutual Bancshares, Inc.                                                      432,004
         64,800       First Regional Bancorp*                                                          1,589,544
         44,700       FNB United Corp.                                                                   714,306
         23,600       Heritage Commerce Corp.                                                            499,612
         29,100       Imperial Capital Bancorp, Inc.                                                     822,075
         16,300       Independent Bank Corp.                                                             180,115
         72,300       Intervest Bancshares Corp.                                                       1,789,424
         17,900       Irwin Financial Corp.^                                                             197,258
         71,058       Macatawa Bank Corp.^                                                               961,415
         13,280       MainSource Financial Group, Inc.                                                   234,126
         69,190       Mercantile Bank Corp.                                                            1,484,817
         52,300       Nara Bancorp, Inc.^                                                                816,926
          8,200       New Century Bancorp, Inc.*                                                          87,822
         75,061       Nexity Financial Corp.*                                                            623,006
         36,351       Northrim BanCorp, Inc.                                                             905,140
         96,200       Oriental Financial Group, Inc.                                                   1,106,300
         31,833       Peoples Bancorp of North Carolina, Inc.                                            563,444
         15,600       Pinnacle Financial Partners, Inc.*                                                 449,592
          1,531       Premier Financial Bancorp, Inc.                                                     22,659
        106,134       Republic First Bancorp, Inc.*                                                      845,888
         71,900       R-G Financial Corp.                                                                111,445
         40,700       Southwest Bancorp, Inc.                                                            765,974
         40,700       Taylor Capital Group, Inc.                                                       1,136,751
         28,600       Temecula Valley Bancorp, Inc.^                                                     485,342
         75,915       Vineyard National Bancorp ^                                                      1,269,299
         40,412       Virginia Commerce Bancorp*^                                                        579,508
         10,000       Washington Banking Co.                                                             201,900
         40,400       Wilshire Bancorp, Inc.                                                             443,188
                                                                                              ------------------
                                                                                                      25,841,682
                                                                                              ------------------

                      BIOTECHNOLOGY                                                 5.5%
        119,600       ADVENTRX Pharmaceuticals, Inc.*^                                                   307,372
         26,000       American Oriental Bioengineering, Inc.*^                                           289,900
         27,250       Anesiva, Inc.*                                                                     156,415
         53,900       Arena Pharmaceuticals, Inc.*^                                                      590,205
        102,500       Ariad Pharmaceuticals, Inc.*^                                                      474,575


                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)




         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------
                      BIOTECHNOLOGY (continued)
        232,900       Arqule, Inc.*^                                                           $       1,660,577
        132,700       Barrier Therapeutics, Inc.*^                                                       801,508
         21,400       BioCryst Pharmaceuticals, Inc.*^                                                   154,508
        100,000       Biomira, Inc.*^                                                                     93,000
         72,950       BioSphere Medical, Inc.*                                                           347,971
        253,700       Cell Genesys, Inc.*^                                                               969,134
         61,120       Coley Pharmaceutical Group, Inc.*^                                                 191,917
        253,900       Curis, Inc.*^                                                                      248,822
        116,100       Cytokinetics, Inc.*                                                                594,432
        490,700       Entremed, Inc.*                                                                    525,049
        153,400       Enzon Pharmaceuticals, Inc.*^                                                    1,351,454
        121,000       Exact Sciences Corp.*                                                              410,190
        107,900       GenVec, Inc.*^                                                                     253,565
         48,700       Halozyme Therapeutics, Inc.*^                                                      423,203
         50,500       Idera Pharmaceuticals, Inc.*^                                                      444,400
         57,300       Immunogen, Inc.*                                                                   266,445
         10,509       Immunomedics, Inc.*^                                                                24,066
         34,200       Keryx Biopharmaceuticals, Inc.*^                                                   339,948
         82,300       Kosan Biosciences, Inc.*^                                                          412,323
         15,000       Maxygen, Inc.*                                                                     102,150
         25,400       Omrix Biopharmaceuticals, Inc.*                                                    896,874
        128,600       Sangamo Biosciences, Inc.*^                                                      1,814,546
        155,000       Sonus Pharmaceuticals, Inc.*^                                                       96,100
        298,200       SuperGen, Inc.*^                                                                 1,294,188
         15,000       Unigene Laboratories, Inc.*                                                         26,850
        167,290       Vasogen, Inc.*^                                                                    361,346
         86,600       Vical, Inc.*                                                                       423,474
        170,400       XOMA Ltd.*^                                                                        581,064
         32,800       XTL Biopharmaceuticals Ltd.*^                                                       67,568
                                                                                              ------------------
                                                                                                      16,995,139
                                                                                              ------------------

                      BUILDING MATERIALS                                            0.7%
         42,100       AAON, Inc.                                                                         830,633
         25,100       Craftmade International, Inc.                                                      294,925
        146,100       US Concrete, Inc.*^                                                                962,799
                                                                                              ------------------
                                                                                                       2,088,357
                                                                                              ------------------


                      CHEMICALS                                                     1.2%
         22,800       American Vanguard Corp.^                                                           445,056

         19,800       Balchem Corp.*                                                                     404,118
         55,000       ICO, Inc.*                                                                         774,400
         23,100       KMG Chemicals, Inc.                                                                604,758
         25,800       Landec Corp.*^                                                                     398,868
         20,100       Penford Corp.                                                                      757,770
         18,800       Quaker Chemical Corp.                                                              442,176
                                                                                              ------------------
                                                                                                       3,827,146
                                                                                              ------------------

                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)




         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------

                      COMMERCIAL SERVICES                                           2.6%
         39,000       Barrett Business Services, Inc.                                            $       929,370
         19,700       Dollar Financial Corp.*^                                                           562,041
         13,000       Electro Rent Corp.                                                                 182,130
         20,600       Emergency Medical Services Corp.*                                                  623,150
         21,700       First Advantage Corp.*^                                                            383,439
        313,400       Home Solutions of America, Inc.*^                                                1,062,426
         15,000       ICF International, Inc.*                                                           413,700
         78,500       Kforce, Inc.*                                                                    1,009,510
         30,700       LECG Corp.*                                                                        457,430
         14,600       Medifast, Inc.*^                                                                    81,468
         54,000       Muni Funding Co. of America, LLC 144A*#                                            553,500
          8,700       PRA International*                                                                 255,780
         10,700       The Providence Service Corp.*^                                                     314,152
         65,500       SM&A*                                                                              446,710
         52,200       Source Interlink Cos., Inc.*                                                       183,744
         11,200       Thomas Group, Inc.                                                                 102,368
         29,500       TNS, Inc.                                                                          473,770
                                                                                              ------------------
                                                                                                       8,034,688
                                                                                              ------------------

                      COMPUTERS                                                     3.6%
         65,000       BluePhoenix Solutions Ltd.*                                                      1,196,650
         36,900       COMSYS IT Partners, Inc.*                                                          620,289
         38,300       Dynamics Research Corp.*                                                           427,811
         67,000       iGate Corp.*                                                                       574,190
         27,800       Immersion Corp.*                                                                   455,364
         47,600       InterVoice, Inc.*                                                                  446,964
         48,600       INX, Inc.*^                                                                        702,270
         86,900       Iomega Corp.*                                                                      455,356
         75,000       Magma Design Automation, Inc.*                                                   1,055,250
         34,500       NCI, Inc.*                                                                         652,740
         92,500       Ness Technologies, Inc.*                                                         1,010,100
         89,300       Netscout Systems, Inc.*                                                            973,370
         49,500       Radiant Systems, Inc.*                                                             783,585
         19,500       SI International, Inc.*                                                            557,115
         21,700       Simulations Plus, Inc.*^                                                           307,272
         36,300       STEC, Inc.*                                                                        276,969
         46,224       Synplicity, Inc.*                                                                  288,438
         40,400       TechTeam Global, Inc.*                                                             476,720
                                                                                              ------------------
                                                                                                      11,260,453
                                                                                              ------------------


                      COSMETICS/PERSONAL CARE                                       0.7%
         18,800       Elizabeth Arden, Inc.*^                                                            506,848
         20,800       Inter Parfums, Inc.                                                                492,336
        208,888       Parlux Fragrances, Inc.*^                                                          814,663
         31,200       Physicians Formula Holdings, Inc.*                                                 365,976
                                                                                              ------------------
                                                                                                       2,179,823
                                                                                              ------------------

                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)




         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------

                      DISTRIBUTION/WHOLESALE                                        0.5%
         13,600       BlueLinx Holdings, Inc.^                                                    $       95,744
         66,500       Directed Electronics, Inc.*                                                        265,335
          8,300       Houston Wire & Cable Co.^                                                          150,313
         97,100       Huttig Building Products, Inc.*                                                    522,398
         30,200       Infosonics Corp.*^                                                                  65,534
         96,300       Navarre Corp.*^                                                                    362,088
                                                                                              ------------------
                                                                                                       1,461,412
                                                                                              ------------------

                      DIVERSIFIED FINANCIAL SERVICES                                 3.1%
         64,000       Asta Funding, Inc.^                                                              2,452,480
        192,300       Consumer Portfolio Services, Inc.*^                                              1,090,341
        150,200       Encore Capital Group, Inc.*^                                                     1,772,360
          8,900       Firstcity Financial Corp.*                                                          88,021
        120,386       Franklin Credit Management Corp.*^                                                 597,115
         18,000       JMP Group, Inc.                                                                    168,840
         26,900       Marlin Business Services Corp.*                                                    385,477
         80,900       Nicholas Financial, Inc.*                                                          745,898
         57,900       Sanders Morris Harris Group, Inc.^                                                 587,685
          3,700       Stifel Financial Corp.*^                                                           214,008
         33,700       TradeStation Group, Inc.*                                                          393,279
         50,100       United PanAm Financial Corp.*                                                      412,824
         20,000       World Acceptance Corp.*^                                                           661,600
                                                                                              ------------------
                                                                                                       9,569,928
                                                                                              ------------------

                      ELECTRICAL COMPONENTS & EQUIPMENT                              0.7%
        182,000       C&D Technologies, Inc.*^                                                           906,360
         10,300       Graham Corp.                                                                       423,433
         14,100       INSTEEL INDUSTRIES, INC.                                                           216,435
         41,200       PowerSecure International, Inc.*^                                                  513,352
                                                                                              ------------------
                                                                                                       2,059,580
                                                                                              ------------------

                      ELECTRONICS                                                    3.4%
         43,200       Axsys Technologies, Inc.*                                                        1,337,472
         34,500       Cyberoptics Corp.*                                                                 424,350
         27,400       Electro Scientific Industries, Inc.*^                                              656,504
          6,100       FARO Technologies, Inc.*                                                           269,315
         54,900       LoJack Corp.*                                                                    1,040,904
         16,900       Meade Instruments Corp.*                                                            33,800
         20,100       Measurement Specialties, Inc.*                                                     560,790
         16,600       Novatel, Inc.*                                                                     651,550
         68,600       NU Horizons Electronics Corp.*                                                     646,898

                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)



         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------


                      ELECTRONICS (continued)
         15,300       OYO Geospace Corp.*                                                      $       1,418,463
         16,400       Stoneridge, Inc.*                                                                  167,280
        128,300       Sypris Solutions, Inc.                                                           1,103,380
         25,200       TTM Technologies, Inc.*                                                            291,564
         56,825       Williams Controls, Inc.*^                                                        1,024,555
         64,800       X-Rite, Inc.                                                                       935,712
                                                                                              ------------------
                                                                                                      10,562,537
                                                                                              ------------------

                      ENERGY - ALTERNATIVE SOURCES                                   0.2%
         45,800       MGP Ingredients, Inc.^                                                             470,366
                                                                                              ------------------
                                                                                     0.3%
         84,300       ENGlobal Corp.*^                                                                   961,863
                                                                                              ------------------

                      ENTERTAINMENT                                                  0.6%
         28,700       Bluegreen Corp.*                                                                   222,425
         23,100       Carmike Cinemas, Inc.^                                                             424,347
         84,150       Dover Downs Gaming & Entertainment, Inc.                                           874,318
         20,400       Gaming Partners International Corp.^                                               188,700
          5,300       Steinway Musical Instruments, Inc.                                                 156,986
         38,000       Youbet.com, Inc.*                                                                   71,820
                                                                                              ------------------
                                                                                                       1,938,596
                                                                                              ------------------

                      ENVIRONMENTAL CONTROL                                          0.6%
         47,600       Ceco Environmental Corp.*^                                                         727,328
          5,000       Darling International, Inc.*                                                        49,450
         33,900       TRC Cos., Inc.*                                                                    357,984
         79,200       Waste Services, Inc.*^                                                             769,032
                                                                                              ------------------
                                                                                                       1,903,794
                                                                                              ------------------

                      FOOD                                                           0.9%
         14,800       B&G Foods, Inc.                                                                    189,440
         51,100       Chiquita Brands International, Inc.*^                                              808,913
         21,900       Imperial Sugar Co.                                                                 572,247
         19,800       John B. Sanfilippo & Son, Inc.*^                                                   161,766
         14,800       Nash Finch Co.^                                                                    589,484
         47,139       Tasty Baking Co.                                                                   475,633
                                                                                              ------------------
                                                                                                       2,797,483
                                                                                              ------------------
                      FOREST PRODUCTS & PAPER                                        0.2%
         32,300       Buckeye Technologies, Inc.*^                                                       489,022
          9,800       Schweitzer-Mauduit International, Inc.                                             228,340
                                                                                              ------------------
                                                                                                         717,362
                                                                                              ------------------

                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)




         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------


                      HEALTHCARE - PRODUCTS                                          3.7%
         34,100       Angeion Corp.*                                                             $       250,294
          1,850       Atrion Corp.                                                                       231,250
         60,500       Biolase Technology, Inc.*^                                                         413,820
        210,000       Cambridge Heart, Inc.*^                                                            735,000
         63,800       Candela Corp.*                                                                     541,662
         31,700       Cantel Medical Corp.*                                                              494,837
         25,223       Cardiac Science Corp.*                                                             254,248
         23,900       Cutera, Inc.*^                                                                     626,419
         22,400       Cynosure, Inc.*^                                                                   826,560
         27,700       Exactech, Inc.*                                                                    444,585
         29,400       Home Diagnostics, Inc.*                                                            281,652
          5,018       Inverness Medical Innovations, Inc.*                                               277,596
         46,600       Luminex Corp.*^                                                                    702,728
         23,850       Medical Action Industries, Inc.*^                                                  564,291
         60,500       Merge Technologies, Inc.*                                                          265,595
         35,500       Micrus Endovascular Corp.*                                                         648,585
         12,000       MTS Medication Technologies, Inc.*                                                 145,800
         56,900       Natus Medical, Inc.*                                                               906,986
         41,300       Northstar Neuroscience, Inc.*^                                                     460,908
        114,200       Orthovita, Inc.*                                                                   346,026
        133,000       ReGen Biologics, Inc.*                                                              15,960
         16,900       Somanetics Corp.*                                                                  314,678
         13,600       Spectranetics Corp.*                                                               183,328
          9,500       SurModics, Inc.*^                                                                  465,595
         23,000       Trinity Biotech PLC+*                                                              241,500
          3,601       Vital Signs, Inc.                                                                  187,756
         17,700       Zoll Medical Corp.*                                                                458,784
                                                                                              ------------------
                                                                                                      11,286,443
                                                                                              ------------------

                      HEALTHCARE - SERVICES                                          1.6%
          7,700       Air Methods Corp.*                                                                 355,740
        307,675       Allied Healthcare International, Inc.*                                             735,343
         13,400       American Dental Partners, Inc.*                                                    375,334
          6,600       Bio-Reference Labs, Inc.*                                                          222,816
         24,200       Gentiva Health Services, Inc.*                                                     464,882
         30,000       Hythiam, Inc.*                                                                     223,200
         28,700       LHC Group, Inc.*^                                                                  616,189
         35,700       Matria Healthcare, Inc.*^                                                          933,912
         34,500       NovaMed, Inc.*^                                                                    150,075
         24,300       Odyssey HealthCare, Inc.*                                                          233,523
         13,600       RehabCare Group, Inc.*                                                             239,224
         19,000       Res-Care, Inc.*                                                                    433,960
                                                                                              ------------------
                                                                                                       4,984,198
                                                                                              ------------------


                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)





         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------

                      HOME BUILDERS                                                  0.3%
         73,200       Cavalier Homes, Inc.*                                                      $       234,240
         36,100       Comstock Homebuilding Cos., Inc.*^                                                  66,063
         22,200       M/I Homes, Inc.^                                                                   308,358
         24,200       Orleans Homebuilders, Inc.^                                                        141,570
         77,500       TOUSA, Inc.^                                                                       124,775
                                                                                              ------------------
                                                                                                         875,006
                                                                                              ------------------

                      HOME FURNISHINGS                                               0.4%
         24,300       Hooker Furniture Corp.                                                             486,486
         18,200       Stanley Furniture Co., Inc.^                                                       295,750
         11,600       Universal Electronics, Inc.*                                                       377,000
                                                                                              ------------------
                                                                                                       1,159,236
                                                                                              ------------------

                      HOUSEHOLD PRODUCTS/WARES                                       0.2%
          7,900       CSS Industries, Inc.                                                               284,163
          6,800       WD-40 Co.                                                                          232,152
                                                                                              ------------------
                                                                                                         516,315
                                                                                              ------------------

                      HOUSEWARES                                                     0.3%
         44,600       Lifetime Brands, Inc.^                                                             904,934
                                                                                              ------------------


                      INSURANCE                                                      5.2%
        117,400       AmCOMP, Inc.*                                                                    1,108,256
         56,000       American Equity Investment Life Holding Co.                                        596,400
                                                                                              ------------------
          8,800       American Physicians Capital, Inc.*                                                 342,848
                                                                                              ------------------

         45,300       American Safety Insurance Holdings Ltd.*                                           897,846
        104,900       Amerisafe, Inc.*                                                                 1,735,047
                                                                                              ------------------
         36,600       Castlepoint Holdings Ltd.^                                                         420,900
                                                                                              ------------------

         93,700       CRM Holdings Ltd.*                                                                 590,310
         39,933       Donegal Group, Inc., Class A                                                       646,116
          9,887       Donegal Group, Inc., Class B^                                                      184,590
         17,968       Eastern Insurance Holdings, Inc.                                                   277,606
         47,500       EMC Insurance Group, Inc.                                                        1,234,525
         15,700       First Mercury Financial Corp.*                                                     337,707
         17,000       FPIC Insurance Group, Inc.*                                                        731,850
         10,000       Hallmark Financial Services, Inc.*                                                 140,500
          8,309       Investors Title Co.^                                                               324,466
         78,700       KMG America Corp.*                                                                 465,904
         60,000       Maiden Holdings Ltd. 144A #                                                        540,000
         70,405       National Atlantic Holdings Corp.*                                                  651,950
          6,700       NYMAGIC, Inc.                                                                      186,327
        103,200       PMA Capital Corp.*                                                                 980,400
         12,800       Primus Guaranty Ltd.*^                                                             134,656
         24,600       Procentury Corp.                                                                   359,898


                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)





         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------


                      INSURANCE (continued)
         32,400       Scottish Re Group Ltd.*                                                    $       103,356
         65,600       SeaBright Insurance Holdings, Inc.*                                              1,119,792
        227,800       Specialty Underwriters' Alliance, Inc.*                                          1,594,600
         15,300       Triad Guaranty, Inc.*^                                                             290,241
                                                                                              ------------------
                                                                                                      15,996,091
                                                                                              ------------------

                      INTERNET                                                       5.0%
         41,800       Aladdin Knowledge Systems Ltd.*                                                    934,648
        194,200       Art Technology Group, Inc.*                                                        586,484
         60,200       AsiaInfo Holdings, Inc.*                                                           545,412
         49,100       Audible, Inc.*^                                                                    638,300
         56,400       Chordiant Software, Inc.*^                                                         781,704
         35,300       Cybersource Corp.*^                                                                412,657
          4,000       FTD Group, Inc.                                                                     59,520
         52,500       Harris Interactive, Inc.*                                                          226,275
        199,500       Health Grades, Inc.*                                                             1,177,050
         61,100       HealthStream, Inc.*                                                                180,245
        138,000       I-many, Inc.*                                                                      397,440
         58,700       Internet Gold-Golden Lines Ltd.*^                                                  692,660
         58,220       Liquidity Services, Inc.*                                                          639,838
         47,000       Perficient, Inc.*^                                                               1,027,890
         20,100       RADVision Ltd.*                                                                    352,956
         81,700       S1 Corp.*                                                                          739,385
        155,300       Saba Software, Inc.*^                                                              757,864
        121,300       Secure Computing Corp.*^                                                         1,180,249
         75,500       Stamps.com, Inc.*                                                                  903,735
        109,900       SumTotal Systems, Inc.*                                                            644,014
        157,200       TeleCommunications Systems, Inc.*                                                  627,228
         72,200       TheStreet.com, Inc.                                                                874,342
        112,940       Think Partnership, Inc.*                                                           169,410
         83,700       Website Pros, Inc.*^                                                               875,502
                                                                                              ------------------
                                                                                                      15,424,808
                                                                                              ------------------

                      INVESTMENT MANAGEMENT COMPANIES                                0.4%
         29,200       Medallion Financial Corp.                                                          317,988
         19,900       NGP Capital Resources Co.                                                          322,977
         33,468       Patriot Capital Funding, Inc.                                                      447,467
         15,499       Technology Investment Capital Corp.^                                               207,222
                                                                                              ------------------
                                                                                                       1,295,654
                                                                                              ------------------

                      IRON/STEEL                                                     0.8%
         15,900       Material Sciences Corp.*                                                           168,858
         34,000       Olympic Steel, Inc.                                                                923,440
         22,700       Shiloh Industries, Inc.                                                            240,166
         26,900       Universal Stainless & Alloy, Inc.*                                               1,070,351
                                                                                              ------------------
                                                                                                       2,402,815
                                                                                              ------------------


                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)





         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------




                      LEISURE TIME                                                   0.3%
          9,500       Ambassadors Group, Inc.^                                                   $       361,950
         24,600       Cybex International, Inc.*                                                         121,032
         18,800       GameTech International, Inc.*                                                      146,452
         33,000       Multimedia Games, Inc.*^                                                           281,160
         17,500       Nautilus, Inc.^                                                                    139,475
                                                                                              ------------------
                                                                                                       1,050,069
                                                                                              ------------------

                      LODGING                                                        0.3%

         59,000       Century Casinos, Inc.*^                                                            359,605
        119,400       Interstate Hotels & Resorts, Inc.*                                                 543,270
                                                                                              ------------------
                                                                                                         902,875
                                                                                              ------------------

                      MACHINERY - DIVERSIFIED                                        2.2%
         35,200       Alamo Group, Inc.                                                                  865,568
          3,500       Cascade Corp.                                                                      228,095
         44,500       Columbus McKinnon Corp.*^                                                        1,107,605
         40,300       Gehl Co.*                                                                          899,899
         33,800       Gerber Scientific, Inc.*                                                           366,730
         29,100       Hurco Cos., Inc.*                                                                1,573,146
         10,000       Key Technology, Inc.*                                                              301,000
         27,900       Tecumseh Products Co.*                                                             537,075
         17,600       Twin Disc, Inc.                                                                  1,024,320
                                                                                              ------------------
                                                                                                       6,903,438
                                                                                              ------------------

                      MEDIA                                                          0.4%
        102,900       New Frontier Media, Inc.                                                           630,777
         44,000       Playboy Enterprises, Inc., Class B*                                                472,560
         78,200       Regent Communications, Inc.*                                                       205,666
                                                                                              ------------------
                                                                                                       1,309,003
                                                                                              ------------------

                      METAL FABRICATE/HARDWARE                                       1.3%
         21,300       AM Castle & Co.                                                                    694,380
         33,800       Dynamic Materials Corp.^                                                         1,618,682
         23,867       Hawk Corp.*                                                                        331,035
         21,200       Northwest Pipe Co.*                                                                801,784
         13,050       Sun Hydraulics Corp.                                                               414,990
                                                                                              ------------------
                                                                                                       3,860,871
                                                                                              ------------------

                      MINING                                                         0.0%
         31,000       Charles & Colvard Ltd.^                                                            124,930
                                                                                              ------------------
                      MISCELLANEOUS MANUFACTURING                                   1.6%
          6,800       Ameron International Corp.                                                         719,236
         19,800       AZZ, Inc.*                                                                         692,208
            900       Blount International, Inc.*^                                                        10,224
         17,100       Deswell Industries, Inc.                                                           169,290


                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)





         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------


                      MISCELLANEOUS MANUFACTURING (continued)
         70,400       GP Strategies Corp.*                                                       $       781,440
         28,500       Koppers Holdings, Inc.                                                           1,100,385
         49,700       Lydall, Inc.*                                                                      461,216
         33,300       Nanophase Technologies Corp.*^                                                     221,445
         11,300       Park-Ohio Holdings Corp.*                                                          293,235
         27,900       Smith & Wesson Holding Corp.*^                                                     532,611
                                                                                              ------------------
                                                                                                       4,981,290
                                                                                              ------------------

                      OIL & GAS                                                      1.5%
         76,400       Abraxas Petroleum Corp.*^                                                          291,848

         54,200       American Oil & Gas, Inc.*^                                                         315,986
         86,000       BMB Munai, Inc.*^                                                                  484,180
         45,350       BPZ Energy, Inc.*^                                                                 353,730
         63,400       FX Energy, Inc.*^                                                                  472,330
        108,800       Gasco Energy, Inc.*^                                                               201,280
         22,000       GMX Resources, Inc.*^                                                              707,740
         25,300       Gulfport Energy Corp.*                                                             598,598
         13,800       McMorRan Exploration Co.*^                                                         185,610
         33,900       Oilsands Quest, Inc.*^                                                             150,177
         20,900       Panhandle Oil and Gas, Inc.                                                        516,230
         45,400       Sulphco, Inc.*^                                                                    399,520
                                                                                              ------------------
                                                                                                       4,677,229
                                                                                              ------------------

                      OIL & GAS SERVICES                                             3.3%
         12,300       Allis-Chalmers Energy, Inc.*^                                                      232,962
         15,500       Dawson Geophysical Co.*                                                          1,201,405
         21,900       Flotek Industries, Inc.*^                                                          966,885
         24,600       Gulf Island Fabrication, Inc.^                                                     944,394
         57,500       Matrix Service Co.*^                                                             1,204,625
         55,520       Mitcham Industries, Inc.*                                                        1,070,426
         14,300       NATCO Group, Inc.*                                                                 740,025
         36,500       Natural Gas Services Group, Inc.*                                                  628,165
         67,400       Omni Energy Services Corp.*^                                                       538,526
         28,300       T-3 Energy Services, Inc.*                                                       1,206,712
         61,600       TGC Industries, Inc.*                                                              652,344
         12,800       Trico Marine Services, Inc.*^                                                      381,440
         18,800       Union Drilling, Inc.*                                                              274,104
                                                                                              ------------------
                                                                                                      10,042,013
                                                                                              ------------------

                      PHARMACEUTICALS                                                7.3%
         24,800       Acadia Pharmaceuticals, Inc.*^                                                     373,240
        121,600       Acusphere, Inc.*^                                                                  182,400
         82,200       Advanced Life Sciences Holdings, Inc.*                                             147,138
        186,100       Akorn, Inc.*^                                                                    1,393,889
         79,900       Allos Therapeutics, Inc.*^                                                         379,525


                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)





         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------


                      PHARMACEUTICALS (continued)
         14,600       Anika Therapeutics, Inc.*                                                  $       303,826
         76,712       Aradigm Corp.*                                                                     102,027
         38,100       Array Biopharma, Inc.*^                                                            427,863
         50,600       Avalon Pharmaceuticals, Inc.*^                                                     288,420
         70,800       Biopure Corp.*^                                                                     37,524
         72,500       Cardiome Pharma Corp.*                                                             684,400
        139,750       Collagenex Pharmaceuticals, Inc.*^                                               1,254,955
        140,100       Dyax Corp.*                                                                        504,360
          1,878       Genta, Inc.*^                                                                        2,517
          7,700       Gentium S.p.A. *+^                                                                 176,869
        113,200       Hollis-Eden Pharmaceuticals, Inc.*^                                                223,004
         16,600       I-Flow Corp.*^                                                                     308,594
        128,600       Indevus Pharmaceuticals, Inc.*^                                                    888,626
         78,500       Ista Pharmaceuticals, Inc.*^                                                       541,650
        113,200       Javelin Pharmaceuticals, Inc.*^                                                    568,264
         86,200       La Jolla Pharmaceutical Co.*^                                                      381,866
         37,100       Lannett Co., Inc.*^                                                                178,080
         22,200       Matrixx Initiatives, Inc.*^                                                        438,672
         36,500       Nastech Pharmaceutical Co., Inc.*^                                                 485,815
         47,000       Neogen Corp.*                                                                    1,114,840
        139,800       Neurogen Corp.*                                                                    620,712
        275,000       Nexmed, Inc.*^                                                                     453,750
         93,400       NPS Pharmaceuticals, Inc.*                                                         537,050
         25,400       Omega Protein Corp.                                                                229,870
         41,000       Osiris Therapeutics, Inc.*^                                                        528,080
         98,600       Pain Therapeutics, Inc.*^                                                          921,910
        121,500       Penwest Pharmaceuticals Co.*^                                                    1,337,715
        118,200       PetMed Express, Inc.*                                                            1,655,982
         44,600       Progenics Pharmaceuticals, Inc.*^                                                  986,106
         48,600       Salix Pharmaceuticals Ltd.*                                                        603,612
         75,700       Taro Pharmaceutical Industries Ltd.*                                               576,077
        489,600       Titan Pharmaceuticals, Inc.*^                                                    1,037,952
         69,300       ViaCell, Inc.*                                                                     327,096
        354,300       Vion Pharmaceuticals, Inc.*^                                                       272,811
        211,100       Vivus, Inc.*^                                                                    1,047,056
                                                                                              ------------------
                                                                                                      22,524,143
                                                                                              ------------------

                      REAL ESTATE INVESTMENT TRUST                                   0.3%
         38,800       CapLease, Inc.^                                                                    397,700
         43,000       FSI Realty Trust *#                                                                 86,000
         27,600       JER Investors Trust, Inc.                                                          343,620
         50,000       Luminent Mortgage Capital, Inc.^                                                    83,500
                                                                                              ------------------
                                                                                                         910,820
                                                                                              ------------------

                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)





         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------


                      REAL ESTATE MANAGEMENT                                         0.4%
         47,000       Housevalues, Inc.*^                                                        $       184,240
         20,000       Meruelo Maddux Properties, Inc.*                                                   118,200
         70,300       Thomas Properties Group, Inc.                                                      843,600
                                                                                              ------------------
                                                                                                       1,146,040
                                                                                              ------------------

                      RETAIL                                                        2.4%
         45,800       AFC Enterprises, Inc.*                                                             689,290
         70,800       America's Car-Mart, Inc.*^                                                         800,748
          1,250       Benihana, Inc.*                                                                     21,412
          2,500       Benihana, Inc., Class A*                                                            43,275
         36,800       Build-A-Bear Workshop, Inc.*^                                                      653,568
         68,300       Carrols Restaurant Group, Inc.*                                                    764,960
         35,100       Ezcorp, Inc., Class A*                                                             472,095
         28,100       First Cash Financial Services, Inc.*                                               658,102
         20,800       Gottschalks, Inc.*                                                                  90,272
          8,000       Hastings Entertainment, Inc.*                                                       67,040
          5,300       Movado Group, Inc.                                                                 169,176
         41,600       Movie Gallery, Inc.*^                                                               21,220
         20,800       PC Mall, Inc.*                                                                     324,688
         26,400       Rex Stores Corp.*                                                                  510,840
        109,200       Ruth's Chris Steak House, Inc.*^                                                 1,556,100
        116,400       Trans World Entertainment Corp.*^                                                  533,112
          8,100       The Wet Seal, Inc.*^                                                                31,347
                                                                                              ------------------
                                                                                                       7,407,245
                                                                                              ------------------

                      SAVINGS & LOANS                                                1.5%
        320,432       BFC Financial Corp.*                                                               935,661
          9,300       Cooperative Bankshares, Inc.^                                                      158,472
         29,000       First Place Financial Corp.                                                        513,300
         83,200       Franklin Bank Corp.*^                                                              765,440
         29,800       NASB Financial, Inc.^                                                            1,069,820
         17,200       PFF Bancorp, Inc.                                                                  263,848
         10,700       TierOne Corp.                                                                      283,229
         24,700       United Western Bancorp, Inc.                                                       522,158
                                                                                              ------------------
                                                                                                       4,511,928
                                                                                              ------------------

                      SEMICONDUCTORS                                                 4.6%
         59,600       Advanced Analogic Technologies, Inc.*                                              634,144
         62,900       AXT, Inc.*                                                                         389,351
         42,500       Cascade Microtech, Inc.*                                                           421,600
         68,400       Ceva, Inc.*                                                                        614,916
         95,700       ChipMOS TECHNOLOGIES Bermuda Ltd. *+^                                              573,243
        188,200       Credence Systems Corp.*                                                            581,538
         29,100       Exar Corp.*                                                                        380,046
         87,800       GSI Group, Inc.*                                                                   992,140



                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)





         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------


                      SEMICONDUCTORS (continued)
        103,600       Hifn, Inc.*                                                                $       847,448
         78,700       Integrated Silicon Solution, Inc.*                                                 495,810
         53,700       IXYS Corp.*                                                                        560,091
         77,034       Mattson Technology, Inc.*                                                          666,344
        105,500       Microtune, Inc.*                                                                   635,110
         45,000       Monolithic Power Systems, Inc.*                                                  1,143,000
         19,500       Netlogic Microsystems, Inc.*^                                                      704,145
         43,800       O2Micro International Ltd.*                                                        677,586
         77,900       Pericom Semiconductor Corp.*                                                       912,988
         45,200       Rudolph Technologies, Inc.*^                                                       625,116
         41,800       Silicon Motion Technology Corp.*                                                   940,918
         22,800       Techwell, Inc.*^                                                                   242,136
         50,500       Ultra Clean Holdings, Inc.*                                                        742,350
         26,300       Ultratech, Inc.*                                                                   364,518
                                                                                              ------------------
                                                                                                      14,144,538
                                                                                              ------------------
                      SHIPBUILDING                                                   0.1%
         17,400       Todd Shipyards Corp.                                                               408,552
                                                                                              ------------------
                      SOFTWARE                                                       4.5%
        151,500       Actuate Corp.*                                                                     977,175
         55,700       American Software, Inc.                                                            512,440
        105,650       Bottomline Technologies, Inc.*                                                   1,323,794
          4,600       Computer Programs & Systems, Inc.^                                                 121,256
         55,700       Digi International, Inc.*                                                          793,168
         45,300       Double-Take Software, Inc.*                                                        865,683
        150,000       Emageon, Inc.*^                                                                  1,257,000
         28,100       EPIQ Systems, Inc.*^                                                               528,842
         56,800       FalconStor Software, Inc.*^                                                        684,440
         42,600       infoUSA, Inc.                                                                      395,754
         23,800       Interactive Intelligence, Inc.*                                                    452,200
         37,000       JDA Software Group, Inc.*                                                          764,420
         42,100       Logility, Inc.*                                                                    489,623
         26,500       Moldflow Corp.*                                                                    510,390
        121,400       Pervasive Software, Inc.*                                                          575,436
          8,300       Phase Forward, Inc.*                                                               166,083
         17,100       Schawk, Inc.                                                                       385,947
         92,100       Scientific Learning Corp.*                                                         552,600
         35,800       Smith Micro Software, Inc.*^                                                       574,948
         44,000       Taleo Corp.*^                                                                    1,118,040
         67,100       Visual Sciences, Inc.*^                                                            968,924
                                                                                              ------------------
                                                                                                      14,018,163
                                                                                              ------------------

                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)





         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------


                      TELECOMMUNICATIONS                                             4.5%
         45,700       Anaren, Inc.*                                                              $       644,370
         38,400       Applied Signal Technology, Inc.                                                    519,168
         22,600       Atlantic Tele-Network, Inc.                                                        821,510
         33,800       C-COR, Inc.*^                                                                      388,362
         47,000       Ceragon Networks Ltd.*^                                                            893,000
        135,100       Channell Commercial Corp.*                                                         524,188
         24,400       Consolidated Communications Holdings, Inc.                                         478,484
         19,000       CPI International, Inc.*                                                           361,190
         33,700       D&E Communications, Inc.                                                           479,214
         61,500       Ditech Networks, Inc.*                                                             324,105
         25,700       EMS Technologies, Inc.*                                                            630,421
         95,893       Exfo Electro Optical Engineering, Inc.                                             646,319
         31,200       Gilat Satellite Network Ltd.*                                                      318,240
         60,500       Globecomm Systems, Inc.*                                                           802,230
         54,700       Harmonic, Inc.*                                                                    580,367
         92,800       Linktone Ltd.*^                                                                    310,880
         62,700       Network Equipment Technologies, Inc.*                                              909,150
          6,700       Novatel Wireless, Inc.*                                                            151,755
         24,700       Oplink Communications, Inc.*                                                       337,402
         62,300       Radyne Corp.*                                                                      656,642
         22,800       Shenandoah Telecom Co.^                                                            496,128
         14,900       SureWest Communications                                                            372,649
        140,127       Symmetricom, Inc.*^                                                                658,597
         64,200       Tollgrade Communications, Inc.*                                                    649,704
         62,000       Veraz Networks, Inc.*                                                              435,240
        157,700       Westell Technologies, Inc.*                                                        372,172
                                                                                              ------------------
                                                                                                      13,761,487
                                                                                              ------------------

                      TEXTILES                                                       0.1%
         22,100       Dixie Group, Inc.*                                                                 209,950
                                                                                              ------------------

                      TOYS/GAMES/HOBBIES                                             0.1%
         14,400       Jakks Pacific, Inc.*^                                                              384,624
                                                                                              ------------------

                      TRANSPORTATION                                                 4.1%
        107,800       ABX Air, Inc.*                                                                     763,224
        146,700       Aries Maritime Transport Ltd.                                                    1,342,305
         41,900       B&H Ocean Carriers Ltd.*                                                           709,367
         18,800       Celadon Group, Inc.*                                                               221,276
          7,700       Dynamex, Inc.*                                                                     197,274
        115,300       Euroseas Ltd.+                                                                   1,675,309
         34,800       Excel Maritime Carriers Ltd.                                                     1,941,840
         20,700       Frozen Food Express Industries, Inc.*                                              139,311
         65,700       International Shipholding Corp.*                                                 1,364,589


                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)





         Number
      of Shares                                                                                          Value
----------------------------------------------------------------------------------------------------------------------


                      TRANSPORTATION (continued)
         23,150       Marten Transport Ltd.*                                                     $       356,742

         75,210       OceanFreight, Inc.                                                               1,747,880
         15,500       PHI, Inc.*                                                                         467,170
         51,200       Sea Containers Ltd.*^                                                               12,800
         53,400       StealthGas, Inc.                                                                   920,082
         15,400       TBS International Ltd.*                                                            635,250
         14,600       Vitran Corp., Inc.*                                                                241,776
                                                                                              ------------------
                                                                                                      12,736,195
                                                                                              ------------------


                      TRUCKING                                                       0.2%
         20,750       Greenbrier Co., Inc.^                                                              554,233
                                                                                              ------------------

                      WATER                                                          0.2%
          9,900       Connecticut Water Service, Inc.                                                    229,284
         13,200       Consolidated Water Co. Ltd.^                                                       396,264
                                                                                              ------------------
                                                                                                         625,548
                                                                                              ------------------

                      TOTAL COMMON STOCK
                      (Cost $306,687,688)                                                            303,086,375
                                                                                              ------------------

                      LIMITED PARTNERSHIP INTERESTS                                  0.2%

                      OIL & GAS                                                      0.2%
         16,500       EV Energy Partner LP^                                                              590,535
                                                                                              ------------------
                      TOTAL LIMITED PARTNERSHIP INTERESTS
                      (Cost $628,260)                                                                    590,535
                                                                                              ------------------
                      EXCHANGE-TRADED FUND                                           0.7%
         27,000       iShares Russell 2000 Index Fund^                                                 2,161,080
                                                                                              ------------------
                      TOTAL EXCHANGE-TRADED FUND
                      (Cost $2,139,193)                                                                2,161,080
                                                                                              ------------------


                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                             Schedule of Investments
                         September 30, 2007 (continued)





      Principal
       Value                                                                                          Value
----------------------------------------------------------------------------------------------------------------------


                      INVESTMENT COMPANY                                            0.8%
$     2,552,312       Federated Prime Obligations Fund                                         $       2,552,312
                                                                                              ------------------
                      TOTAL INVESTMENT COMPANY
                      (Cost $2,552,312)                                                                2,552,312
                                                                                              ------------------

                      INVESTMENTS PURCHASED WITH CASH
                      PROCEEDS FROM SECURITIES LENDING                             30.4%
     93,793,086       Credit Suisse On Shore Enhanced Liquidity Fund +
                      (Cost $93,793,086)                                                              93,793,086
                                                                                              ------------------

                      TOTAL INVESTMENTS                                           130.4%
                      (Cost $405,800,539)                                                            402,183,388

                      Liabilities less other assets                               (30.4)%            (93,794,376)
                                                                                              ------------------

                      TOTAL NET ASSETS                                             100.0%        $   308,389,012
                                                                                              ==================

*Non-income producing security.

+Foreign security denominated in U.S. dollars.

#Security valued at fair value as determined in good faith by Lotsoff Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees.

^All or portion of shares are on loan.

+At September 30, 2007, the interest rate was 5.36%. Percentages are stated as a percent of net assets.



See notes to financial statements.

                  Lotsoff Capital Management Investment Trust

                                 Micro Cap Fund

                       Investments by Sector (Unaudited)
                     (As a Percentage of Total Common Stock)
                               September 30, 2007




Basic Materials                  2.3%
Communications                  10.2%
Consumer, Cyclical              10.3%
Consumer, Non-cyclical          22.9%
Energy                           5.0%
Financials                      19.4%
Industrials                     16.7%
Technology                      13.0%
Utilities                        0.2%
                             --------
Total                          100.0%
                             ========

                   Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                       Statement of Assets and Liabilities
September 30, 2007


ASSETS:

      Investments at value (cost $405,800,539)                    $ 402,183,388
      Cash                                                               13,362
      Receivable for investment securities sold                         202,502
      Receivable for capital stock sold                                 436,332
      Dividends and interest receivable                                 167,676
      Receivable for securities lending income                           88,045
      Prepaid expenses                                                    2,700
                                                               ----------------
      Total assets                                                  403,094,005
                                                               ----------------

LIABILITIES:

      Collateral due to broker for securities loaned                 93,793,086
      Payable for investment securities purchased                       218,187
      Payable for capital stock redeemed                                352,154
      Accrued investment advisory fees                                  237,882
      Accrued administration and accounting fees                         55,893
      Accrued expenses                                                   47,791
                                                               ----------------
      Total liabilities                                              94,704,993
                                                               ----------------
NET ASSETS                                                      $   308,389,012
                                                               ================
NET ASSETS CONSIST OF:

      Paid-in capital                                           $   300,256,031
      Undistributed net realized gain on investments                 11,750,132
      Net unrealized depreciation on investments                     (3,617,151)
                                                               ----------------
TOTAL NET ASSETS                                                $   308,389,012
                                                               ================

SHARES OUTSTANDING, no par value
      (Unlimited shares authorized)                                 25,612,162

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)                      $         12.04
                                                               ================






See notes to financial statements.

                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                            Statement of Operations
                     For the Year Ended September 30, 2007


INVESTMENT INCOME:
          Dividend income (net of $3,565 withholding tax)       $     1,607,563
          Interest income                                               174,326
          Securities lending income                                     284,687
                                                               ----------------
          Total Investment Income                                     2,066,576
                                                               ----------------

EXPENSES:
          Investment advisory fees                                    2,202,807
          Administration and fund accounting fees                       277,652
          Custody fees                                                   80,256
          Legal fees                                                     41,822
          Federal and state registration fees                            41,477
          Audit and tax fees                                             22,506
          Transfer agent fees and expenses                               21,248
          Reports to shareholders                                        16,874
          Trustees' fees                                                 14,000
          Miscellaneous                                                  46,338
                                                               ----------------
          Total expenses                                              2,764,980
                                                               ----------------

          Net investment loss                                          (698,404)
                                                               ----------------

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
          Net realized gain on investments                           14,075,590
          Change in net unrealized appreciation/(depreciation)
            on investments                                           (3,853,805)
                                                               ----------------
          Net gain on investments                                    10,221,785
                                                               ----------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                       $     9,523,381
                                                               ================





See notes to financial statements.

                  Lotsoff Capital Management Investment Trust
                                 Micro Cap Fund

                      Statements of Changes in Net Assets




                                                                      Year Ended                 Year Ended
                                                                 September 30, 2007         September 30, 2006

OPERATIONS:
  Net investment loss                                             $       (698,404)          $       (582,385)
  Net realized gain on investments                                      14,075,590                 10,654,096
  Change in net unrealized appreciation/(depreciation)
    on investments                                                      (3,853,805)                (7,771,798)
                                                                ------------------         ------------------
  Net increase in net assets resulting from operations                   9,523,381                  2,299,913
                                                                ------------------         ------------------

DISTRIBUTIONS:
  Net realized gains                                                   (10,545,020)                (4,610,391)
                                                                ------------------         ------------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                            219,603,897                 62,247,597
  Reinvested distributions                                              10,545,020                     26,450
  Cost of shares redeemed                                              (50,498,671)               (14,114,951)
                                                                ------------------         ------------------

  Net increase from capital transactions                               179,650,246                 48,159,096
                                                                ------------------         ------------------

TOTAL INCREASE IN NET ASSETS                                           178,628,607                 45,848,618

NET ASSETS:
  Beginning of year                                                    129,760,405                 83,911,787
                                                                ------------------         ------------------
  End of year                                                     $    308,389,012           $    129,760,405
                                                                ==================         ==================

  Undistributed net investment income                             $             --           $             --
                                                                ==================         ==================
CAPITAL SHARE TRANSACTIONS IN SHARES:
  Shares sold                                                           17,973,638                  5,076,338
  Reinvested distributions                                                 867,189                      2,292
  Shares redeemed                                                       (4,131,036)                (1,157,071)
                                                                ------------------         ------------------
  Net increase                                                          14,709,791                  3,921,559
                                                                ==================         ==================




See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

Financial Highlights


For a Fund Share Outstanding
Throughout the Period.

                                                     Year             Year            Year         11/7/2003*
                                                     Ended            Ended          Ended            to
                                                   9/30/2007        9/30/2006       9/30/2005      9/30/2004
------------------------------------------------------------------------------------------------------------------------



Net asset value, beginning of period               $    11.90       $   12.02       $    10.32      $  10.00

Income from investment operations:
 Net investment loss                                    (0.02)          (0.05)           (0.09)        (0.09)
 Net realized and unrealized gain
     on investments                                      1.09            0.57             2.06          0.41
                                                ------------------------------------------------------------------

Total from investment operations                         1.07            0.52             1.97          0.32
                                                ------------------------------------------------------------------

Less distributions to shareholders from:
 Net realized gains                                     (0.93)          (0.64)           (0.27)           --
                                                ------------------------------------------------------------------
Net asset value, end of period                     $    12.04       $   11.90       $    12.02      $  10.32
                                                ==================================================================
Total return                                            8.94%           4.48%           19.19%         3.20%(1)

Supplemental data and ratios:
    Net assets, end of period (in 000s)            $  308,389       $ 129,760       $   83,912      $ 47,732
    Ratio of total expenses to average
        net assets                                      1.19%           1.29%            1.44%         1.76%(2)
    Ratio of net investment loss to
        average net assets                            (0.30)%         (0.56)%          (0.93)%       (1.08)%(2)
    Portfolio turnover rate                               82%             75%              72%           64%(1)



* Inception.
(1) Not annualized.
(2) Annualized.


See notes to financial statements.

                  Lotsoff Capital Management Investment Trust
                               Active Income Fund
                            Schedule of Investments
                               September 30, 2007


    Shares or
    Principal
     Amount                                                                                               Value
-------------------                                                                                 -----------------

                      ASSET-BACKED SECURITIES                                       14.05%
        954,919       321 Henderson Receivables, LLC 144A
                        Variable Rate, 9/15/41                                                         $ 956,189
        482,521       Arran Residential Mortgages Funding, PLC 144A
                        Variable Rate, 9/20/36                                                           482,328
     69,758,543       Bear Stearns Commercial Mortgage Securities
                        Variable Rate, 10/12/41                                                          989,106
      1,644,866       Citicorp Residential Mortgage Securities, Inc.
                        Variable Rate, 11/25/36                                                        1,635,689
     34,935,110       Citigroup Commercial Mortgage Trust
                        Variable Rate, 10/15/49                                                          884,382
      1,352,960       Citigroup Mortgage Loan Trust, Inc.
                        Variable Rate, 1/25/37                                                         1,349,674
      2,067,283       Citigroup Mortgage Loan Trust, Inc.
                        Variable Rate, 1/25/37                                                         2,062,255
        122,988       Countrywide Asset-Backed Certificates
                          Variable Rate, 4/25/34                                                         120,741
        788,065       Countrywide Asset-Backed Certificates
                          Variable Rate, 6/25/35                                                         787,965
        314,380       Countrywide Asset-Backed Certificates
                          Variable Rate, 6/25/35                                                         310,978
      1,800,000       GE Dealer Floorplan Master Note Trust
                          Variable Rate, 4/20/10                                                       1,798,321
      1,000,000       GE Dealer Floorplan Master Note Trust
                          Variable Rate, 7/20/11                                                         980,690
     21,970,919       GS Mortgage Securities Corp.
                          Variable Rate, 11/10/39                                                        899,599
        788,753       GSAA Home Equity Trust
                          Variable Rate, 8/25/35                                                         787,815
         30,260       Harley-Davidson Motorcycle Trust
                           4.30%, 5/15/10                                                                 30,199
      1,291,880       IMPAC CMB Trust
                          Variable Rate, 11/25/34                                                      1,292,140
      1,541,789       J.P. Morgan Alternative Loan Trust
                          Variable Rate, 2/25/37                                                       1,537,443
     19,631,497       LB-UBS Commercial Mortgage Trust 144A
                          Variable Rate, 11/15/38                                                        890,760
        126,506       Lehman XS Trust
                          Variable Rate, 5/25/36                                                         126,418
        289,962       Merrill Lynch Mortgage Investors Trust
                          Variable Rate, 8/25/35                                                         277,977
     26,962,436       Merrill Lynch/Countrywide Commercial Mortgage Trust
                          Variable Rate, 12/12/49                                                        848,589


                  Lotsoff Capital Management Investment Trust
                               Active Income Fund
                            Schedule of Investments
                         September 30, 2007 (continued)


    Shares or
    Principal
     Amount                                                                                               Value
-------------------                                                                                 -----------------

                      ASSET-BACKED SECURITIES (continued)
     57,828,447       Morgan Stanley Capital 144A
                          Variable Rate, 11/12/41                                                $       995,054
      1,062,512       Morgan Stanley Home Equity Loans
                          Variable Rate, 12/25/35                                                      1,057,066
      2,100,000       National Collegiate Student Loan Trust
                          6.35%, 2/27/12                                                                 563,955
      1,554,380       National Home Equity Loan Trust
                          Variable Rate, 3/25/37                                                       1,543,989
        392,408       Nissan Auto Receivables Owner Trust
                          3.21%, 3/16/09                                                                 392,096
        124,481       Nissan Auto Receivables Owner Trust
                          2.76%, 7/15/09                                                                 123,474
        470,516       Park Place Securities, Inc.
                          Variable Rate, 2/25/35                                                         454,918
        457,463       Popular Mortgage Pass-Through Trust
                          Variable Rate, 2/25/36                                                         456,234
        180,993       Residential Asset Mortgage Products, Inc.
                          5.00%, 3/25/31                                                                 180,305
         64,586       Residential Asset Securities Corp.
                          Variable Rate, 5/25/35                                                          64,447
        132,206       Residential Funding Mortgage Securities
                          2.68%, 1/25/19                                                                 130,695
      1,126,023       SLM Student Loan Trust
                          Variable Rate, 1/26/15                                                       1,126,411
        323,967       Structured Asset Securities Corp.
                          Variable Rate, 2/25/35                                                         323,762
        264,574       Washington Mutual
                          4.06%, 10/25/33                                                                263,740
        233,266       WFS Financial Owner Trust
                          3.21%, 5/17/12                                                                 229,936
                                                                                              ------------------
                      TOTAL ASSET-BACKED SECURITIES
                      (Cost $27,128,801)                                                              26,955,340
                                                                                              ------------------
                      CORPORATE BONDS                                              2.09%
        400,000       Expedia, Inc., 7.46%, 8/15/18                                                      411,249
      1,885,000       MidAmerican Energy Holdings, 4.63%, 10/1/07                                      1,885,000
      1,350,000       News America, Inc., 6.63%, 1/9/08                                                1,354,174
        350,000       Union Camp Corp., 6.50%, 11/15/07                                                  350,232
                                                                                              ------------------

                  Lotsoff Capital Management Investment Trust
                               Active Income Fund
                            Schedule of Investments
                         September 30, 2007 (continued)


    Shares or
    Principal
     Amount                                                                                               Value
-------------------                                                                                 -----------------



                      TOTAL CORPORATE BONDS
                      (Cost $3,987,406)                                                          $     4,000,655
                                                                                              ------------------
                      CONVERTIBLE CORPORATE BONDS                                 11.79%
      1,000,000       3M Co., 2.40%, 11/21/32                                                            930,000
        500,000       AMERIGROUP Corp. 144A, 2.00%, 5/15/12                                              512,500
      2,400,000       Amgen, Inc., 0.13%, 2/1/11                                                       2,229,000
        700,000       Archstone-Smith Operating Trust, 4.00%, 7/15/36                                    729,750
        250,000       Aspect Medical Systems, Inc. 144A, 2.50%, 6/15/14                                  221,250
      2,400,000       Boston Properties LP, 2.88%, 2/15/37                                             2,280,000
        600,000       Ceradyne, Inc., 2.88%, 12/15/35                                                    851,250
        200,000       Chattem, Inc. 144A, 1.63%, 5/1/14                                                  224,500
      1,000,000       Countrywide Financial Corp. 144A, Variable Rate, 5/15/37                           885,200
      2,000,000       Countrywide Financial Corp. 144A, Variable Rate, 4/15/37                         1,825,200
        500,000       Dendreon Corp. 144A, 4.75%, 6/15/14                                                459,375
        900,000       Enzon Pharmaceuticals, Inc., 4.00%, 6/1/13                                         992,250
        500,000       Extra Space Storage, Inc. 144A, 3.63%, 4/1/27                                      440,000
        400,000       Medarex, Inc., 2.25%, 5/15/11                                                      502,000
        650,000       ON Semiconductor Corp., 2.63%, 12/15/26                                            898,625
      1,500,000       Peabody Energy Corp., 4.75%, 12/15/41                                            1,575,000
      1,500,000       Prologis 144A, 2.25%, 4/1/37                                                     1,528,125
        500,000       Sandisk Corp., 1.00%, 5/15/13                                                      475,000
      2,400,000       Sciele Pharma, Inc., 2.63%, 5/15/27                                              2,574,000
        400,000       Solectron Corp., 0.50%, 2/15/34                                                    392,000
      1,000,000       Symantec Corp. 144A, 0.75%, 6/15/11                                              1,140,000
      1,000,000       Vornado Realty Trust, 3.63%, 11/15/26                                              972,500
                                                                                              ------------------

                      TOTAL CONVERTIBLE CORPORATE BONDS
                      (Cost $22,200,597)                                                              22,637,525
                                                                                              ------------------

                      U.S. GOVERNMENT AGENCIES 29.15%

                      Federal Home Loan Bank                                       0.85%
      1,500,000       2.75%, 3/14/08 #                                                                 1,485,809
        150,000       4.13%, 4/18/08                                                                     149,431
                                                                                              ------------------
                                                                                                       1,635,240
                                                                                              ------------------

                      Federal Home Loan Mortgage Corp.                             8.54%
        697,803       Pool #1B1364, Variable Rate, 11/1/33                                               705,579
        863,391       Pool #780833, Variable Rate, 9/1/33                                                871,318
        754,629       Pool #781640, Variable Rate, 6/1/34                                                764,593
      2,767,987       Pool #781751, Variable Rate, 7/1/34                                              2,802,593


                  Lotsoff Capital Management Investment Trust
                               Active Income Fund
                            Schedule of Investments
                         September 30, 2007 (continued)


    Shares or
    Principal
     Amount                                                                                               Value
-------------------                                                                                 -----------------




                      Federal Home Loan Mortgage Corp. (continued)
        723,435       Pool #847248, Variable Rate, 3/1/34                                        $       733,583
      2,967,123       Pool #847290, Variable Rate, 6/1/34                                              3,022,528
      3,521,179       Pool #847309, Variable Rate, 6/1/34                                              3,587,095
        734,167       Pool #847593, Variable Rate, 4/1/35                                                746,646
      2,663,546       Pool #847706, Variable Rate, 1/1/35                                              2,688,570
        472,484       Series 2740, 3.35%, 8/15/23                                                        469,102
                                                                                              ------------------
                                                                                                      16,391,607
                                                                                              ------------------

                      Federal National Mortgage Association                       19.71%
        556,878       Pool #1B1664, Variable Rate, 4/1/34                                                560,505
         10,911       Pool #345856, Variable Rate, 8/1/36                                                 10,967
         63,165       Pool #545318, Variable Rate, 11/1/38                                                63,946
        129,273       Pool #545980, Variable Rate, 6/1/32                                                130,612
        126,118       Pool #555369, Variable Rate, 8/1/36                                                128,190
        946,307       Pool #555712, Variable Rate, 8/1/33                                                962,042
         75,394       Pool #606864, Variable Rate, 10/1/31                                                75,419
      1,021,219       Pool #688952, Variable Rate, 4/1/33                                              1,023,004
        588,198       Pool #735248, Variable Rate, 2/1/35                                                597,404
        718,004       Pool #735476, Variable Rate, 5/1/38                                                728,753
        351,752       Pool #735625, Variable Rate, 1/1/34                                                358,253
        304,805       Pool #735695, Variable Rate, 7/1/34                                                308,084
      2,690,402       Pool #735809, Variable Rate, 8/1/35                                              2,683,867
      1,053,525       Pool #735967, Variable Rate, 3/1/38                                              1,070,141
        941,879       Pool #745383, Variable Rate, 12/1/35                                               944,953
        608,821       Pool #745686, Variable Rate, 12/1/35                                               612,540
      1,618,560       Pool #773202, Variable Rate, 11/1/34                                             1,620,637
        691,799       Pool #779722, Variable Rate, 7/1/34                                                699,732
        503,481       Pool #781082, Variable Rate, 12/1/33                                               511,662
      1,550,765       Pool #781175, Variable Rate, 1/1/34                                              1,578,965
      1,124,448       Pool #781292, Variable Rate, 3/1/34                                              1,142,183
        451,245       Pool #781492, Variable Rate, 4/1/34                                                458,543
        696,854       Pool #782908, Variable Rate, 12/1/34                                               703,554
      1,973,906       Pool #784039, Variable Rate, 7/1/34                                              1,983,657
      1,965,803       Pool #799598, Variable Rate, 10/1/34                                             1,985,774
      6,000,000       TBA, 6.00%, 11/13/37 ^                                                           6,002,813
     10,700,000       TBA, 6.50%, 11/13/37 ^                                                          10,885,580
                                                                                              ------------------
                                                                                                      37,831,780
                                                                                              ------------------

                  Lotsoff Capital Management Investment Trust
                               Active Income Fund
                            Schedule of Investments
                         September 30, 2007 (continued)


    Shares or
    Principal
     Amount                                                                                               Value
-------------------                                                                                 -----------------



                      U.S. Treasury Note                                           0.05%
$       100,000       5.03%, 1/31/08 #                                                          $         98,395
                                                                                              ------------------

                      TOTAL U.S. GOVERNMENT AGENCIES
                      (Cost $55,483,718)                                                              55,957,022
                                                                                              ------------------

                      COMMON STOCK                                                 0.47%

                      BIOTECHNOLOGY                                                0.22%
          4,300       Genzyme Corp.*                                                                     266,428
         17,030       Nektar Therapeutics, Inc.*                                                         150,375
                                                                                              ------------------
                                                                                                         416,803
                                                                                              ------------------

                      DIVERSIFIED FINANCIAL SERVICES                               0.01%
            300       Merrill Lynch & Co., Inc.                                                           21,384
                                                                                              ------------------

                      HOUSEHOLD DURABLES                                           0.14%
          3,000       Harman International Industries, Inc.                                              259,560
                                                                                              ------------------

                      INDUSTRIALS                                                  0.01%
            500       Trinity Industries, Inc.                                                            18,770
                                                                                              ------------------
                      REAL ESTATE INVESTMENT TRUST                                 0.09%
          8,000       Host Hotels & Resorts, Inc.                                                        179,520
                                                                                              ------------------
                      TOTAL COMMON STOCK
                      (Cost $962,981)                                                                    896,037
                                                                                              ------------------
                      CONVERTIBLE PREFERRED STOCKS                                 3.10%

         12,000       Bunge, Ltd.                                                                      1,609,500
         10,000       Freeport-McMoRan Copper & Gold, Inc.                                             1,551,000
         80,000       General Motors Corp.                                                             1,959,200
          3,000       Schering-Plough Corp.                                                              831,000
                                                                                              ------------------


                      TOTAL CONVERTIBLE  PREFERRED STOCKS
                      (Cost $5,196,470)                                                                5,950,700
                                                                                              ------------------
                      DEMAND DEPOSIT                                              48.06%
     92,245,598       UMB Money Market Fiduciary, 3.18%                                               92,245,598
                                                                                              ------------------
                      TOTAL  DEMAND DEPOSIT
                      (Cost $92,245,598)                                                              92,245,598
                                                                                              ------------------


                  Lotsoff Capital Management Investment Trust
                               Active Income Fund
                            Schedule of Investments
                         September 30, 2007 (continued)


    Shares or
    Principal
     Amount                                                                                               Value
-------------------                                                                                 -----------------


                      PUT OPTIONS                                                  0.02%
            404       Standard Pacific Corp., Exercise Price: $5,
                      Expiration Date: December 2007                                          $          44,440
                                                                                              ------------------
                      TOTAL PUT OPTIONS
                      (Cost $37,423)                                                                      44,440
                                                                                              ------------------
                      TOTAL INVESTMENTS                                          108.73%
                      (Cost $207,242,994)                                                            208,687,317

                      Liabilities less Other Assets                              (8.73)%             (16,758,211)
                                                                                              ------------------
                      TOTAL NET ASSETS                                           100.00%         $   191,929,106
                                                                                              ==================


* Non-income producing security.
^ When-issued security.
# Collateral held in escrow to cover short sales.
Percentages are stated as a percent of net assets.


See notes to financial statements.


                  Lotsoff Capital Management Investment Trust
                               Active Income Fund
                            Schedule of Investments
                         September 30, 2007 (continued)


    Shares or
    Principal
     Amount                                                                                               Value
-------------------                                                                                 -----------------


                      SECURITIES SOLD SHORT                                      (7.45)%
                      COMMON STOCK                                               (6.88)%

                      AEROSPACE & DEFENSE                                        (0.42)%
       (10,596)       Ceradyne, Inc. *                                                        $         (802,541)
                                                                                              ------------------

                      AUTOMOBILES                                                (0.59)%
       (30,598)       General Motors Corp.                                                            (1,122,947)
                                                                                              ------------------

                      BIOTECHNOLOGY                                              (0.68)%
        (9,760)       Amgen, Inc. *                                                                     (552,123)
       (63,497)       Enzon Pharmaceuticals, Inc. *                                                     (559,409)
          (900)       Genzyme Corp. *                                                                    (55,764)
       (10,000)       Medarex, Inc. *                                                                   (141,600)
                                                                                              ------------------
                                                                                                      (1,308,896)
                                                                                              ------------------

                      CAPITAL MARKETS                                            (0.01)%
          (250)       Merrill Lynch & Co., Inc.                                 (17,820)

                      COMPUTERS & PERIPHERALS                                    (0.09)%
        (3,226)       SanDisk Corp. *                                                                   (177,753)

                      FOOD PRODUCTS                                              (0.67)%
       (11,940)       Bunge, Ltd.                                                                     (1,282,953)

                      HEALTH CARE PROVIDERS & SERVICES                           (0.10)%
        (5,500)       AMERIGROUP Corp. *                                                                (189,640)

                      METALS & MINING                                            (0.57)%
       (10,455)       Freeport-McMoRan Copper & Gold, Inc.                                            (1,096,625)

                      OIL, GAS & CONSUMABLE FUELS                                (0.51)%
       (19,100)       Peabody Energy Corp.                                                              (914,317)

        (6,000)       USEC, Inc. *                                                                       (61,500)
                                                                                              ------------------
                                                                                                        (975,817)
                                                                                              ------------------
                      PERSONAL PRODUCTS                                          (0.09)%
        (2,500)       Chattem, Inc. *                                                                   (176,300)
                                                                                              ------------------
                      PHARMACEUTICALS                                            (1.08)%
       (16,360)       Schering-Plough Corp.                                                             (517,467)
       (59,680)       Sciele Pharma, Inc. *                                                           (1,552,874)
                                                                                              ------------------
                                                                                                      (2,070,341)
                                                                                              ------------------


                  Lotsoff Capital Management Investment Trust
                               Active Income Fund
                            Schedule of Investments
                         September 30, 2007 (continued)


    Shares or
    Principal
     Amount                                                                                               Value
-------------------                                                                                 -----------------


                      REAL ESTATE INVESTMENT TRUSTS                               (1.34)%

        (7,710)       Archstone-Smith Trust                                                      $      (463,679)
        (6,560)       Boston Properties, Inc.                                                           (681,584)
       (10,695)       Extra Space Storage, Inc.                                                         (164,596)
        (9,800)       Prologis                                                                          (650,230)
        (5,600)       Vornado Realty Trust                                                              (612,360)
                                                                                              ------------------
                                                                                                      (2,572,449)
                                                                                              ------------------

                      SEMICONDUCTORS                                             (0.31)%
       (48,015)       ON Semiconductor Corp. *                                                          (603,068)
                                                                                              ------------------

                      SOFTWARE                                                   (0.36)%
       (35,800)       Symantec Corp. *                                                                  (693,804)
                                                                                              ------------------

                      THRIFTS & MORTGAGE FINANCE                                  (0.06)%
        (6,000)       Countrywide Financial Corp.                                                       (114,060)
                                                                                              ------------------

                      TOTAL COMMON STOCK
                      (Proceeds $12,261,395)                                                         (13,205,014)
                                                                                              ------------------

     Principal
       Amount
-------------------
                      CORPORATE BONDS                                            (0.57)%
$     (500,000)       Genzyme Corp., 1.25%, 12/1/23                                                     (528,750)
      (650,000)       Nektar Therapeutics, 3.25%, 9/28/12                                               (557,375)
                                                                                              ------------------
                      TOTAL CORPORATE BONDS
                      (Proceeds $1,153,371)                                                           (1,086,125)
                                                                                              ------------------

                      TOTAL SECURITIES SOLD SHORT
                      (Proceeds $13,414,766)                                                     $   (14,291,139)
                                                                                              ==================

*Non-income producing security.
Percentages are stated as a percent of net assets.



See notes to financial statements.

                  Lotsoff Capital Management Investment Trust

                               Active Income Fund
                            Schedule of Investments

                         September 30, 2007 (continued)

SWAP CONTRACTS

Interest Rate Swaps

                                                                                                                       Unrealized
                               Floating         Notional    Pay/Receive                   Expiration     Premiums     Appreciation/
Counterparty                   Rate Index       Amount       Fixed Rate     Fixed Rate       Date          Paid       (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A.                 3 month
                               LIBOR          $1,500,000        Pay            4.85%        12/1/10         --           ($23,669)

Bear Stearns                   3 month
                               LIBOR           5,000,000        Pay            5.14         9/26/16         --            (56,052)

Merrill Lynch                  3 month
                               LIBOR           8,000,000        Pay            5.58          6/8/17         --           (348,969)
                                                                                                        -------------------------
  Total Interest Rate Swaps                                                                                 --          ($428,690)
                                                                                                        -------------------------

Credit Default Swaps

                                                                                                                       Unrealized
                               Reference        Notional    Pay/Receive                   Expiration     Premiums     Appreciation/
Counterparty                   Entity            Amount       Fixed Rate     Fixed Rate       Date          Paid      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs                  Advanced Micro
                               Devices, Inc.
                               7.75%, 11/1/12   $500,000      Receive          6.40%         9/20/12         --            $17,225

Goldman Sachs                  Boston Properties
                               Limited Partnership
                               6.25%, 1/15/13  2,000,000        Pay            0.77          9/20/12         --            (16,804)

Merrill Lynch                  Brunswick Corp.
                               7.13%, 8/1/27     700,000        Pay            0.71          6/20/12         --              1,148

Merrill Lynch                  Centex Corp.
                               5.25%, 6/15/15    500,000        Pay            1.14          6/20/12         --             42,770

Markit.com                     CMBX 2006-2
                               BBB- Index#     5,500,000        Pay            0.87          3/25/49   $950,686           (189,408)

Goldman Sachs                  Chesapeake
                               Energy Corp.
                               6.88%, 1/15/16    400,000      Receive          1.19           6/20/12        --              2,201

Goldman Sachs                  Computer
                               Sciences Corp.
                               7.38%, 6/15/11    700,000         Pay           0.63           6/20/12        --            (10,214)

Goldman Sachs                  Continental
                               Airlines, Inc.
                               5.00%, 6/15/23    500,000      Receive          4.93           6/20/12        --             (9,339)

Goldman Sachs                  Dow Jones
                               CDX NA
                               High Volatility
                               Series 8 Index  8,000,000         Pay           0.75           6/20/12   285,498            (14,737)

                   Lotsoff Capital Management Investment Trust
                               Active Income Fund
                             Schedule of Investments

                         September 30, 2007 (continued)



Credit Default Swaps (continued)

                                                                                                                       Unrealized
                               Reference        Notional    Pay/Receive                   Expiration     Premiums     Appreciation/
Counterparty                   Entity            Amount       Fixed Rate     Fixed Rate       Date          Paid      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs                  Dow Jones
                               CDX NA
                               High Yield
                               Series
                               8 Index       $13,300,000       Receive         2.75%        6/20/12    $1,085,313       ($725,352)

Goldman Sachs                  Dow Jones
                               CDX NA
                               Investment
                               Grade
                               Series 8 Index  2,500,000       Receive         0.35         6/20/12       (36,131)          9,220

Goldman Sachs                  Dow Jones
                               CDX NA XO
                               Series 8 Index  5,000,000       Receive         1.40         6/20/12       (88,018)        (47,873)

Goldman Sachs                  Expedia, Inc.
                               7.46%, 8/15/08    400,000         Pay           1.68         9/20/12            --             461

Goldman Sachs                  Gap, Inc.
                               8.80%, 12/15/08   500,000         Pay           0.96         6/20/12            --          (2,722)

Goldman Sachs                  Host Hotels
                               and Resorts, L.P.
                               7.13%, 11/1/13    500,000        Receive        2.40         9/20/12            --           9,161

Goldman Sachs                  Lehman Brothers
                               Holdings, Inc.
                               6.63%, 1/18/12  2,400,000        Pay            1.36         9/20/12            --         (59,475)

Goldman Sachs                  Limited
                               Brands, Inc.
                               6.13%, 12/1/12    400,000         Pay           1.18         9/20/12            --          (5,480)

Goldman Sachs                  Masco Corp.
                               5.88%, 7/15/12    650,000         Pay           0.66         6/20/12            --           2,551

Goldman Sachs                  Merrill Lynch
                               & Co., Inc.
                               5.00%, 1/15/15  1,000,000       Receive         0.75         9/20/12            --             229

Goldman Sachs                  Nabors
                               Industries, Inc.
                               0.00%, 2/5/21   1,000,000         Pay           0.47         9/20/12            --          (6,249)

Goldman Sachs                  Pride
                               International, Inc.
                               7.38%, 5/15/14    400,000       Receive         3.00         9/20/12            --          29,232

Goldman Sachs                  RadioShack
                               Corporation
                               7.38%, 5/15/11  2,400,000         Pay           1.67         9/20/12            --         (12,426)


                  Lotsoff Capital Management Investment Trust

                               Active Income Fund

                            Schedule of Investments
                         September 30, 2007 (continued)

Credit Default Swaps (continued)

                                                                                                                       Unrealized
                               Reference        Notional    Pay/Receive                   Expiration     Premiums     Appreciation/
Counterparty                   Entity            Amount       Fixed Rate     Fixed Rate       Date          Paid      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs                  Ryland Group, Inc.
                               5.38%, 1/15/15   $500,000        Pay            1.34%         6/20/12           --         $22,974

Goldman Sachs                  Saks, Inc.
                               2.00%, 3/15/24    500,000       Receive         2.35          9/20/12           --         (12,316)

Goldman Sachs                  Saks, Inc.
                               9.88%, 10/1/11    800,000       Receive         2.05          6/20/12           --         (24,350)

Goldman Sachs                  Sears Roebuck
                               Acceptance Corp.
                               7.00%, 7/1/32     500,000        Pay            0.82          6/20/12           --          12,467

Goldman Sachs                  Standard
                               Pacific, Inc.
                               6.88%, 5/15/11    800,000       Receive         3.60          6/20/12           --        (176,313)

Merrill Lynch                  Toll Brothers, Inc.
                               6.88%, 11/15/12 1,500,000         Pay           1.52          9/20/12           --          70,346
                                                                                                      -----------------------------
  Total Credit Default Swaps                                                                                   --      (1,093,073)
                                                                                                      -----------------------------
  Total Swap Contracts                                                                                 $2,197,348     ($1,521,763)
                                                                                                      =============================




# Security valued at fair value as determined in good faith by Lotsoff Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees.



See notes to financial statements.

                  Lotsoff Capital Management Investment Trust
                               Active Income Fund

                        Investments by Sector (Unaudited)
                   (As a Percentage of Long-Term Investments)
                               September 30, 2007





Asset-Backed Securities                           23.2%

Common Stock                                       0.8%

Convertible Preferred Stock                        5.1%

Corporate Bonds Domestic                          22.9%

U.S. Government Agencies                          48.0%
                                                --------
                  Total                          100.0%
                                                ========

                  Lotsoff Capital Management Investment Trust
                               Active Income Fund

                      Statement of Assets and Liabilities
                               September 30, 2007

ASSETS:
      Investments at value (cost $207,242,994)                $ 208,687,317
      Cash                                                            6,766
      Deposit at broker                                          13,266,106
      Receivable for investment securities sold                  22,873,565
      Receivable for capital stock sold                             267,296
      Dividends and interest receivable                             787,780
      Unrealized appreciation on open swap contracts                219,985
      Premiums paid on open swap contracts                        2,197,348
      Prepaid expenses                                                1,824
                                                           ----------------
      Total assets                                              248,307,987
                                                           ----------------


LIABILITIES:

      Payable for investment securities sold short,
        at value (proceeds $13,414,766)                          14,291,139
      Payable for investment securities purchased                39,671,161
      Payable for capital stock redeemed                            364,954
      Payable for unrealized depreciation on open swap contracts  1,741,748
      Interest and dividends on securities sold short                 6,720
      Accrued investment advisory fees                              243,699
      Accrued expenses                                               59,460
                                                           ----------------

      Total liabilities                                          56,378,881
                                                           ----------------
      NET ASSETS                                              $ 191,929,106
                                                           ================

      NET ASSETS CONSIST OF:
      Paid-in capital                                         $ 191,185,977
      Undistributed net investment income                         1,696,941
      Net unrealized appreciation (depreciation) on:
      Investments                                                 1,437,306
      Options                                                         7,017
      Securities sold short                                        (876,372)
      Swap contracts                                             (1,521,763)
                                                           ----------------
      TOTAL NET ASSETS                                        $ 191,929,106
                                                           ================

      SHARES OUTSTANDING, no par value
      (Unlimited shares authorized)                              18,731,547

      NET ASSET VALUE, OFFERING AND
      REDEMPTION PRICE PER SHARE
      (Net assets divided by shares outstanding)                    $ 10.25
                                                           ================


      See notes to financial statements.

Lotsoff Capital Management Investment Trust
Active Income Fund

Statement of Operations
For the Year Ended September 30, 2007


INVESTMENT INCOME:
      Interest income                                       $     6,832,641
      Dividend income                                                61,260
                                                           ----------------
      Total investment income                                     6,893,901
                                                           ----------------
EXPENSES:
      Investment advisory fees                                      753,474
      Administration and fund accounting fees                       164,394
      Custody fees                                                   78,219
      Legal fees                                                     40,524
      Federal and state registration fees                            39,684
      Transfer agent fees and expenses                               23,524
      Audit and tax fees                                             15,939
      Reports to shareholders                                        11,245
      Trustees' fees                                                 10,833
      Miscellaneous                                                  51,642
                                                           ----------------
      Total expenses before dividends, interest
        on short positions,
        and interest expense                                      1,189,478

      Interest on short positions 344,856
      Dividends on short positions 47,532
      Interest expense                                               21,583
                                                           ----------------
      Total expenses                                              1,603,449
                                                           ----------------
NET INVESTMENT INCOME                                             5,290,452
                                                           ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain (loss) on transactions from:
        Investments                                                 120,193
      Futures                                                       (68,394)
      Options                                                      (178,771)
      Swap contracts                                             (1,585,120)
      Securities sold short                                        (798,296)

      Change in net unrealized appreciation/(depreciation) on:
        Investments                                               1,177,308
        Options                                                       7,017
        Swap contracts                                           (1,601,646)
        Short positions                                            (846,880)
                                                           ----------------
      Net realized and unrealized loss on investments            (3,774,589)
                                                           ----------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                   $     1,515,863
                                                           ================
See notes to financial statements.

                  Lotsoff Capital Management Investment Trust
                               Active Income Fund

                      Statements of Changes in Net Assets



                                                                                  October 1, 2006          November 8, 2005*
                                                                                         to                       to
                                                                                 September 30, 2007       September 30, 2006
                                                                                -----------------------------------------------
OPERATIONS:
          Net investment income                                                  $     5,290,452         $      1,855,256
          Net realized gain/(loss) on investments                                     (2,510,388)                 281,704
          Change in net unrealized appreciation
            (depreciation) on investments                                             (1,264,201)                 310,389
                                                                                ---------------------   -----------------------
          Net increase in net assets resulting from operations                         1,515,863                2,447,349
                                                                                ---------------------   -----------------------
DISTRIBUTIONS:
          Net investment income                                                       (3,053,419)                (173,553)
                                                                                ---------------------   -----------------------
CAPITAL SHARE TRANSACTIONS:
          Proceeds from shares sold                                                  134,271,791              106,827,229
          Reinvested distributions                                                     3,053,419                       --
          Cost of shares redeemed                                                    (37,462,175)             (15,497,398)
                                                                                ---------------------   -----------------------
          Net increase from capital transactions                                      99,863,035               91,329,831
                                                                                ---------------------   -----------------------

TOTAL INCREASE IN NET ASSETS                                                          98,325,479                93,603,627

NET ASSETS:
          Beginning of period                                                         93,603,627                       --
                                                                                ---------------------   -----------------------
          End of period                                                          $   191,929,106         $     93,603,627
                                                                                =====================   =======================

          Undistributed net investment income                                    $     1,696,941         $      1,970,298
                                                                                =====================   =======================

CAPITAL SHARE TRANSACTIONS IN SHARES:
          Shares sold                                                                 13,042,640               10,548,644
          Reinvested distributions                                                       301,126                       --
          Shares redeemed                                                             (3,637,369)              (1,523,494)
                                                                                ---------------------   -----------------------
          Net increase                                                                 9,706,397                9,025,150
                                                                                =====================   =======================


* Inception.


See notes to financial statements.

                  Lotsoff Capital Management Investment Trust
                               Active Income Fund

                              Financial Highlights


                          For a Fund Share Outstanding
                              Throughout the Year.



                                                                 October 1, 2006                 November 8, 2005*
                                                                 to  to
                                                                 September 30, 2007              September 30, 2006
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                          $         10.37                       $    10.00

Income from investment operations:
  Net investment income                                                  0.40                             0.23
  Net realized and unrealized gain (loss) on investments                (0.21)                            0.18
                                                            ------------------------------------------------------------
      Total from investment operations                                   0.19                             0.41
                                                            ------------------------------------------------------------

Less distributions to shareholders from:
  Net investment income                                                 (0.31)                           (0.04)
                                                            ------------------------------------------------------------

  Net asset value, end of period                              $         10.25                       $    10.37
                                                            ============================================================

Total return                                                            1.88%                            4.16% (1)

Supplemental data and ratios:
  Net assets, end of period (in 000s)                         $       191,929                       $   93,604
  Ratio of total expenses to
    average net assets less waivers                                     1.17% (3)                        0.95% (2)
  Ratio of total expenses to average
    net assets before waivers                                           1.17% (3)                        0.98% (2)
  Ratio of net investment income to
    average net assets, net of waivers                                  3.86% (4)                        3.48% (2)
  Ratio of net investment income to
    average net assets, before waivers                                  3.86% (4)                        3.45% (2)
  Portfolio turnover rate 4                                               95%                             363% (1)


*    Inception.

(1)  Not annualized.

(2)  Annualized.

(3) The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.87%.

(4) The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.16%.

See notes to financial statements.

                  Lotsoff Capital Management Investment Trust
                         Notes to Financial Statements
                               September 30, 2007

1.   Organization

     Lotsoff Capital Management Investment Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the "Funds"). The Active Income Fund commenced operations on November 8, 2005.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities, excluding convertible bonds in the Active Income Fund, for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Convertible bonds in the Active Income Fund for which no sale was reported are valued at bid prices. Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. Except for convertible bonds held in the Active Income Fund, when in the judgement of a pricing service prices are available, these investments are valued at the mean of the quoted bid and ask prices. With respect to convertible bonds held in the Active Income Fund, when in the judgement of a pricing service prices are available, convertible bonds are valued at bid prices. Short-term investments are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

(b) Swap Contracts - The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

     Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default swaps in which the Active Income Lotsoff Capital Management Investment Trust Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as

                   Lotsoff Capital Management Investment Trust
                          Notes to Financial Statements
                         September 30, 2007 (continued)


     guarantor. Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Active Income Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

     Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts. As of September 30, 2007, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

(c) Securities Lending - The Micro Cap Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Micro Cap Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Micro Cap Fund's behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Micro Cap Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Micro Cap Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

     As of September 30, 2007, the market value of securities loaned by the Micro Cap Fund was $88,945,621 and the value on related collateral due to broker by the Micro Cap Fund was $93,793,086.

(d) Federal Income Taxes - The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e)  Distributions   to  Shareholders  -  The  Funds  record   distributions  to
     shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales. The Active Income Fund has elected treatment as a trader in securities and marks to market its portfolio securities held at the end of each taxable year for income tax reporting purposes. Consequently, any realized and unrealized gain or loss on the Active Income Fund's portfolio of securities will be recognized as ordinary income or loss for income tax reporting purposes.

                  Lotsoff Capital Management Investment Trust
                         Notes to Financial Statements
                         September 30, 2007 (continued)

(f) Other - The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

(g) Futures Contracts--The Active Income Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Active Income Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Active Income Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Active Income Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of September 30, 2007, the Active Income Fund had no outstanding futures contracts.

(h) Options Contracts--The Active Income Fund may write covered call and put options on futures, swaps, securities or currencies the Active Income Fund owns or in which it may invest. Writing put options tends to increase the Active Income Fund's exposure to the underlying instrument. Writing call options tends to decrease the Active Income Fund's exposure to the underlying instrument. When the Active Income Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Active Income Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Active Income Fund may not be able to enter into a closing transaction because of an illiquid market.

     The Active Income Fund may also purchase put and call options. Purchasing call options tends to increase the Active Income Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Active Income Fund's exposure to the underlying instrument. The Active Income Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of September 30, 2007, the Active Income Fund had outstanding options as listed on the Schedule of Investments.

                   Lotsoff Capital Management Investment Trust
                          Notes to Financial Statements
                         September 30, 2007 (continued)

(i) New Accounting Pronouncements - In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax expense in the statement of operations. Adoption of FIN 48 is required as of the date of the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date, which is expected to be March 31, 2008. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Funds' financial statements has not yet been determined.

     In  September  2006,  the  Financial   Accounting  Standards  Board  issued
     Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles
     (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

3.   Related Party Transactions

     The Trust has an agreement with Lotsoff Capital Management (the "Adviser"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Micro Cap Fund and the Active Income Fund will pay the Adviser a monthly fee based on each Fund's average daily net assets at the annual rate of 0.95% and 0.55%, respectively. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Micro Cap Fund's average daily net assets, the Adviser will reimburse this Fund for the amount of such excess. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) are greater than 1.00%, not to exceed 1.55%, and greater than 2.55% of the Active Income Fund's average daily net assets, the Adviser will reimburse this Fund for the amount over such breakpoints. The Adviser made no reimbursements to the Micro Cap Fund or Active Income Fund during the period ended September 30, 2007.

                   Lotsoff Capital Management Investment Trust
                          Notes to Financial Statements
                         September 30, 2007 (continued)


     The Trust has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services.

4.   Investment Transactions

     Purchases and sales of investment securities (excluding options, futures, short-term securities and U.S. government obligations) for the Funds for the year ended September 30, 2007, were as follows:


                           Micro Cap Fund            Active Income Fund
     ---------------------------------------------------------------------------

     Purchases             $        352,597,509      $        176,087,097
     Sales                 $        185,307,063      $        133,931,266

     The aggregate purchase and sales of U.S. government obligations, for the Funds for the period ended September 30, 2007, were as follows:


                           Micro Cap Fund                     Active Income Fund
     ---------------------------------------------------------------------------

     Purchases             $                 --      $        365,870,520
     Sales                 $                 --      $        381,021,408

5.   Federal Income Tax Information

     At September 30, 2007, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

                           Micro Cap Fund            Active Income Fund
     ---------------------------------------------------------------------------

      Cost of Investments  $        406,519,051      $        208,687,317
                           =====================================================

      Gross Unrealized
        Appreciation       $         33,715,034                        --
      Gross Unrealized
        Depreciation                (38,050,697)                       --
                           -----------------------------------------------------

      Net Unrealized
        Appreciation/
        (Depreciation)
        on Investments     $         (4,335,663)                       --
                           =====================================================

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

                  Lotsoff Capital Management Investment Trust
                         Notes to Financial Statements
                         September 30, 2007 (continued)

     The tax character of distributions paid during the fiscal year ended September 30, 2007 was as follows:

         Micro Cap Fund
         Distributions paid from:                  2007           2006
--------------------------------------------------------------------------------

         Ordinary Income                        $2,412,659      $1,618,852
         Net Long-Term Capital Gains             8,132,361       2,991,539
                                           -------------------------------
         Total Taxable Distributions            10,545,020       4,610,391
                                           -------------------------------
         Total Distributions Paid              $10,545,020      $4,610,391
                                           ===============================



         Active Income Fund
         Distributions paid from:                  2007            2006
--------------------------------------------------------------------------------
         Ordinary Income                        $3,053,419       $173,553
         Net Long-Term Capital Gains                    --             --
                                           -------------------------------
         Total Taxable Distributions             3,053,419        173,553
                                           -------------------------------
         Total Distributions Paid               $3,053,419       $173,553
                                           ===============================


     As of September 30, 2007, the components of accumulated earnings (deficit) were as follows:

                                                   Micro Cap Fund    Active Income Fund

         Undistributed Ordinary Income              $6,957,075          $748,653
         Undistributed Long-Term
             Capital Gains                           5,511,569                --
                                                ------------------------------------------
         Accumulated Earnings                       12,468,644           748,653
         Accumulated Capital and
             Other Losses                                   --                --
         Unrealized Appreciation/(Depreciation)     (4,335,663)               --
                                                ------------------------------------------
         Total Accumulated Earnings                 $8,132,961          $748,653
                                                ==========================================

6.   Other

     As of September 30, 2007, the Micro Cap Fund and the Active Income Fund have a shareholder that holds 99.6% and 100.0%, respectively, of the outstanding shares of the Funds. A significant redemption by this shareholder could affect each Fund's liquidity and the future viability of each Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients. The Funds are offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Funds at any time.

                  Lotsoff Capital Management Investment Trust
            Report of Independent Registered Public Accounting Firm



To the Shareholders and Board of Trustees of Lotsoff Capital Management Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Lotsoff Capital Management Micro Cap Fund and Lotsoff Capital Management Active Income Fund (the "Funds") (two of the portfolios constituting Lotsoff Capital Management Investment Trust) as of September 30, 2007, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lotsoff Capital Management Micro Cap Fund and Lotsoff Capital Management Active Income Fund as of September 30, 2007, the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods in conformity with accounting principles generally accepted in the United States of America.


/s/Deloitte & Bouche LLP

Milwaukee, WI
November 28, 2007

                  Lotsoff Capital Management Investment Trust
                                Tax Information
               For the Year Ended September 30, 2007 (Unaudited)

Micro Cap Fund designates $8,132,361 as a long-term capital dividend paid for the fiscal year ended September 30, 2007.

16.24% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2007, are eligible for the corporate dividends received deduction for Micro Cap Fund.

16.91% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2007, are designated as qualified dividend income for Micro Cap Fund.

                  Lotsoff Capital Management Investment Trust
                                Expense Example
              For the Period Ended September 30, 2007 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007 (the "period").

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

                  Lotsoff Capital Management Investment Trust
                                Expense Example
         For the Period Ended September 30, 2007 (Unaudited) (continued)

Expenses Paid During the Period

---------------------------------------------------------------------------------------------------------------------------
Micro Cap Fund                              Beginning                Ending                 Expenses paid during
                                           account value           account value              the period ended
                                           April 1, 2007         September 30, 2007        September 30, 2007(1)
---------------------------------------------------------------------------------------------------------------------------

Actual Example                               $1,000.00                $985.30                       $5.84

Hypothetical Example,
assuming a 5% return
before expenses                               1,000.00               1,019.12                        5.94

(1) Expenses are equal to the Fund's annualized expense ratio of 1.17% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


---------------------------------------------------------------------------------------------------------------------------
Active Income Fund                           Beginning                Ending                 Expenses paid during
                                           account value           account value              the period ended
                                           April 1, 2007         September 30, 2007        September 30, 2007(1)
---------------------------------------------------------------------------------------------------------------------------

Actual Example                               $1,000.00                $997.10                       $6.76

Hypothetical Example,
assuming a 5% return
before expenses                               1,000.00               1,018.23                        6.84


(1) Expenses are equal to the Fund's annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                  Lotsoff Capital Management Investment Trust
                         Other Information (Unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on August 28, 2007 the Board of Trustees approved the continuation of the investment advisory agreements between Lotsoff Capital Management (the "Adviser") and both the Micro Cap Fund and Active Income Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed a report prepared by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Funds. The Trustees concluded that the Adviser was providing essential services to the Funds.

The Trustees discussed the Funds' performance and reviewed the comparison of the Funds' performance to benchmark indices over various periods of time, concluding that the performance of the Funds warranted the continuation of the advisory agreements. The Trustees noted that in addition to the absolute performance of the Funds, each Fund adheres to its investment style.

The Trustees next reviewed the advisory fees payable by the Funds. They considered the revenues realized by the Adviser, as well as the costs incurred by the Adviser in its management of the Funds. They noted that the Adviser receives no revenue, other than advisory fees, for the services it provides the Funds, but does receive research used in its management of the Funds and the assets of its other investment advisory accounts. With respect to the Active Income Fund, the Trustees considered the advisory fee on Adviser-sponsored hedge funds utilizing the same strategies as the Active Income Fund. The Adviser reported that advisory fees paid by such hedge funds were higher that the investment advisory fee paid by the Active Income Fund. The Trustees determined that the profits realized by the Adviser from its relationship with the Funds were reasonable and not excessive.

The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratio of the Funds were in the range of comparable mutual funds. The Trustees also considered the fact that the advisory fee for each Fund had been negotiated by the Funds' principal shareholder.

The Trustees reviewed a report indicating that the Adviser was not realizing economies of scale in its management of the Micro Cap Fund and was unlikely to do so in the future. The same report indicated that the Active Income Fund at both its present size and, as adjusted for its projected growth over the next year, would not be large enough to permit the Adviser to achieve economies of scale.

Proxy Voting

The Lotsoff Capital Management Micro Cap and Active Income Funds' proxy voting guidelines and a record of the Micro Cap and Active Income Funds' proxy votes for the year ended June 30, 2007 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Lotsoff Capital Management Micro Cap and Active Income Funds will file their respective schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.





                  UMB Distribution Services, LLC, Distributor
                     P.O. Box 1811 Milwaukee, WI 53201-1811
                                  877.568.7633

                  Lotsoff Capital Management Investment Trust
                  Trustee and Officer Information (Unaudited)

                                                                                                  Number of
                                                                                                    Funds
                                                 Term of                                            Overseen            Other
                              Position(s)     Office(1) and                                          within         Directorships
                              Held with          Length of       Principal Occupation(s)             Fund               Held
Name, Address and Age           Trust           Time Served      During Past 5 Years                Complex           by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

Independent Trustees



Margaret A. Cartier, CPA       Trustee            Served         Managing Director                      2                None
20 North Clark Street                             since          of American Express
34th Floor                                         2003          Tax and Business Services
Chicago, Illinois 60602                                          from 1999 to January 2003;
Age: 62                                                          Parter at Altschuler, Melvoin
                                                                 and Glasser LLP from 1971
                                                                 to 2002; retired January 2003.


Jack Forstadt                  Trustee            Served         Adjunct Professor at Lake              2                None
20 North Clark Street                             since          Forest Graduate School of
34th Floor                                         2003          Management since 2000;
Chicago, Illinois 60602                                          Member and Partner at
Age: 62                                                          PricewaterhouseCoopers
                                                                 from 1967 to 2000.

Herbert F. Horwich, CFA        Trustee            Served         Adjunct Professor, Loyola              2                None
20 North Clark Street                              since         University, Chicago, Illinois;
34th Floor                                         2005          retired June 2006.
Chicago, Illinois 60602
Age: 80


DeVerille A. Huston            Trustee            Served         Partner, Sidley, Austin LLP;           2                None
20 North Clark Street                             since          retired July 2002.
34th Floor                                        2004
Chicago, Illinois 60602
Age: 60

                  Lotsoff Capital Management Investment Trust
                  Trustee and Officer Information (Unaudited)
                                   (continued)

                                                                                                  Number of
                                                                                                    Funds
                                                 Term of                                            Overseen            Other
                              Position(s)     Office(1) and                                          within         Directorships
                              Held with          Length of       Principal Occupation(s)             Fund               Held
Name, Address and Age           Trust           Time Served      During Past 5 Years                Complex           by Trustee
-----------------------------------------------------------------------------------------------------------------------------------

Interested Trustees and Officers



Seymour N. Lotsoff, CFA(2)     President          Served         Chief Executive Officer of            2                 None
20 North Clark Street             and             since          Lotsoff Capital Management
34th Floor                      Trustee            2003          since 1981.
Chicago, Illinois 60602
Age: 70


Margaret M. Baer                Secretary,        Served         Managing Director and                 N/A                N/A
20 North Clark Street           Treasurer         since          Chief Administrative
34th Floor                      and Chief         2003(3)        Officer of Lotsoff Capital
Chicago, Illinois 60602         Compliance                       Management since 1992.
Age: 40                          Officer



(1) Each Trustee serves an indefinite term under the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

(2) Mr. Lotsoff is considered an interested Trustee of the Trust within the meaning of the Investment Company Act of 1940 because of his affiliation with the Adviser.

(3) Ms. Baer was appointed Secretary and Treasurer of the Trust in 2003 and elected Chief Compliance Officer on October 12, 2007.

     Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-568-7633.

                  UMB Distribution Services, LLC, Distributor
                                 P.O. Box 1181
                            Milwaukee, WI 53201-1181
                                  877.568.7633

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Code is filed as an exhibit to this Form N-CSR. During the period covered by this report, there were not any amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

Item 3.  Audit Committee Financial Expert.

The Registrant's board of trustees has determined that Ms. Margaret Cartier is an audit committee financial expert serving on its audit committee and that Ms. Cartier is independent.

Item 4.  Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
         Fiscal year ended September 30, 2006        $40,875
         Fiscal year ended September 30, 2007        $47,375

(b) Audit-Related Fees. None.

(c)      Tax Fees.
         Fiscal year ended September 30, 2006        $5,900
         Fiscal year ended September 30, 2007        $6,200

(d) All Other Fees. None.

(e)
         (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm's annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

         (2) During 2007, all of the audit and non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics - Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:      /s/ Seymour N. Lotsoff
    --------------------------------
         Seymour N. Lotsoff
         President

Date:    December 6, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Seymour N. Lotsoff
    --------------------------------
         Seymour N. Lotsoff
         President

Date:    December 6, 2007


By:      /s/ Margaret M. Baer
    --------------------------------
         Margaret M. Baer
         Secretary and Treasurer

Date:    December 6, 2007